                                                               SEMIANNUAL REPORT

April 30, 2002


DUFF&PHELPS

Phoenix-Duff & Phelps Core Bond Fund


ENGELMANN

Phoenix-Engemann Aggressive Growth Fund
Phoenix-Engemann Capital Growth Fund


GOODWIN

Phoenix-Goodwin High Yield Fund
Phoenix-Goodwin Money Market Fund


OAKHURST

Phoenix-Oakhurst Balanced Fund


[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2002 for the Phoenix Series Funds.

  Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the Individual Investors path. Or, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

April 30, 2002

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

The Phoenix-Duff & Phelps Core Bond Fund....................    3
The Phoenix-Engemann Aggressive Growth Fund.................    8
The Phoenix-Engemann Capital Growth Fund....................   14
The Phoenix-Goodwin High Yield Fund.........................   19
The Phoenix-Goodwin Money Market Fund.......................   29
The Phoenix-Oakhurst Balanced Fund..........................   36
Notes to Financial Statements...............................   45

Phoenix-Duff & Phelps Core Bond Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)

                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                     RATING        (000)        VALUE
                                   -----------   ----------  ------------
U.S. GOVERNMENT SECURITIES--6.8%

U.S. TREASURY BONDS--3.1%
U.S. Treasury Bonds 6%, 2/15/26...   AAA         $    3,800  $  3,921,718

U.S. TREASURY NOTES--3.7%
U.S. Treasury Notes 5.625%,
11/30/02..........................   AAA              2,500     2,553,320
U.S. Treasury Notes 6.75%,
5/15/05...........................   AAA              2,000     2,164,532
                                                             ------------
                                                                4,717,852
                                                             ------------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,575,879)                                    8,639,570
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--38.6%

Fannie Mae 10%, 5/25/04...........   AAA                251       261,806
Fannie Mae 6%, 10/1/14............   AAA              4,324     4,422,507
Fannie Mae 6.50%, '16 - '32.......   AAA             21,226    21,571,503
Fannie Mae 6.75%, 5/25/19.........   AAA                859       888,702
Fannie Mae 6.75%, 6/25/21.........   AAA                982     1,017,810
Fannie Mae 6%, 5/1/29.............   AAA              2,325     2,314,884
Fannie Mae 7.50%, 3/1/31..........   AAA              2,976     3,109,411
Fannie Mae 7%, 7/1/31.............   AAA              3,241     3,346,496
GNMA 8%, 9/15/05..................   AAA                 46        47,984
GNMA 8.50%, 3/15/06...............   AAA                 35        36,777
GNMA 8.50%, 4/15/06...............   AAA                 19        19,713
GNMA 8%, 9/15/06..................   AAA                  7         7,163
GNMA 8.50%, 11/15/22..............   AAA                  6         6,289
GNMA 6.50%, 9/15/28...............   AAA              1,906     1,940,691
GNMA 7.50%, 9/15/29...............   AAA              4,792     5,037,549
GNMA 7%, 1/15/32..................   AAA              4,700     4,857,156
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,435,071)                                  48,886,441
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.0%

First USA Credit Card Master Trust
97-2 Class A 1.99%, 1/7/07(d).....   AAA              1,400     1,402,612

Ford Credit Auto Owner Trust 00-E,
A4 6.74%, 6/15/04.................   AAA              2,701     2,769,323

                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                     RATING        (000)        VALUE
                                   -----------   ----------  ------------

Green Tree Financial Corp. 98-3,
A5 6.22%, 3/1/30..................   AAA         $    3,818  $  3,946,830

MBNA Master Credit Card Trust 97-C
Class A 1.97%, 8/15/06(d).........   AAA              2,900     2,903,269

PECO Energy Transition Trust 99-A,
A6 6.05%, 3/1/09..................   AAA              4,000     4,182,727
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $14,530,492)                                  15,204,761
-------------------------------------------------------------------------

CORPORATE BONDS--22.8%

AUTOMOBILE MANUFACTURERS--1.2%
General Motors Corp. 7.20%,
1/15/11...........................  BBB+              1,500     1,533,722

BANKS--2.5%
Citicorp Capital I 7.933%,
2/15/27...........................    A               3,000     3,135,351

CONSUMER FINANCE--2.9%
Ford Motor Credit Co. 7.375%,
2/1/11............................  BBB+              1,500     1,507,362
Household Finance Corp. 8%,
7/15/10...........................    A               2,000     2,148,728
                                                             ------------
                                                                3,656,090
                                                             ------------

DEPARTMENT STORES--0.9%
Sears Roebuck Acceptance S 6.50%,
12/1/28...........................   A-               1,300     1,193,891

DIVERSIFIED CHEMICALS--1.2%
Dow Chemical Co. (The) 6.125%,
2/1/11............................    A               1,500     1,464,933

DIVERSIFIED FINANCIAL
SERVICES--3.4%
General Electric Capital Corp.
6.75%, 3/15/32....................   AAA              2,000     1,974,844

Merrill Lynch & Co. 6.50%,
7/15/18...........................   AA-              2,500     2,379,439
                                                             ------------
                                                                4,354,283
                                                             ------------

ELECTRIC UTILITIES--2.0%
Progress Energy, Inc. 7.10%,
3/1/11............................   BBB              2,500     2,588,560

GAS UTILITIES--2.0%
Consolidated Natural Gas 6.85%,
4/15/11...........................  BBB+              2,500     2,547,598

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                     RATING        (000)        VALUE
                                   -----------   ----------  ------------
INTEGRATED OIL & GAS--2.8%
Amerada Hess Corp. 7.30%,
8/15/31...........................   BBB         $    1,500  $  1,512,050
Occidental Petroleum 5.875%,
1/15/07...........................   BBB              2,000     2,021,764
                                                             ------------
                                                                3,533,814
                                                             ------------

INTEGRATED TELECOMMUNICATION
SERVICES--1.2%
Worldcom, Inc. 8.25%, 5/15/31.....  BBB+              3,500     1,540,000
MOVIES & ENTERTAINMENT--2.7%
AOL Time Warner, Inc. 7.625%,
4/15/31...........................  BBB+              1,500     1,400,109
Walt Disney Co. 5.50%, 12/29/06...   A-               2,000     1,989,050
                                                             ------------
                                                                3,389,159
                                                             ------------
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,565,204)                                  28,937,401
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.3%

First Union - Lehman Brothers -
Bank of America 98-C2, A2 6.56%,
11/18/08..........................   AAA              2,300     2,420,341

First Union Lehman Brothers
Commercial Mortgage 97-C1, A3
7.38%, 4/18/07.................... Aaa(c)             2,500     2,709,791

J.P. Morgan Commercial Mortgage
Finance Corp. 97-C5, A2 7.069%,
9/15/29...........................   AAA              1,821     1,920,211

Merrill Lynch Mortgage Investors,
Inc. 96-C2, A3 6.96%, 11/21/28....   AAA              3,000     3,138,222
Morgan Stanley Capital I, 98-WF1,
A2 6.55%, 12/15/07................   AAA              1,500     1,582,490
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,107,387)                                  11,771,055
-------------------------------------------------------------------------

                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                     RATING        (000)        VALUE
                                   -----------   ----------  ------------

FOREIGN CORPORATE BONDS--1.7%

UNITED KINGDOM--1.7%
British Telecom plc 8.375%,
12/15/10(d).......................   A-          $    2,000  $  2,189,936
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,997,190)                                    2,189,936
-------------------------------------------------------------------------

                                                   SHARES
                                                 ----------
PREFERRED STOCKS--7.2%

CONSUMER FINANCE--7.2%
Home Ownership Funding Corp. II
Pfd. 144A 13.338%(b)(d)...........                   13,522     9,155,662
-------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $9,557,635)                                    9,155,662
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.4%
(IDENTIFIED COST $123,768,858)                                124,784,826
-------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
SSgA Money Market Fund (1.74%
seven day effective yield)........                2,148,815     2,147,815
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,147,815)                                    2,147,815
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $125,916,673)                                126,932,641(a)
Other assets and liabilities, net--(0.1%)                         893,601
                                                             ------------
NET ASSETS--100.0%                                           $127,826,242
                                                             ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $60,683 and gross depreciation of $3,005,937 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $129,877,895.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $9,155,662 or 7.2% of net assets.
(c) As rated by Moody's or Fitch.
(a) Variable or step coupon security; interest rate reflects the rate currently in effect.
                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
 $125,916,673)                                         $126,932,641
Receivables
 Fund shares sold                                            11,195
 Interest and dividends                                   1,194,386
 Receivable from adviser                                         30
Prepaid expenses                                              1,221
                                                       ------------
   Total assets                                         128,139,473
                                                       ------------
LIABILITIES
Payables
 Fund shares repurchased                                    136,097
 Transfer agent fee                                          48,454
 Investment advisory fee                                     47,591
 Distribution fee                                            32,086
 Professional fee                                            19,140
 Financial agent fee                                         11,983
 Trustees' fee                                                6,486
Accrued expenses                                             11,394
                                                       ------------
   Total liabilities                                        313,231
                                                       ------------
NET ASSETS                                             $127,826,242
                                                       ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $147,809,999
Distributions in excess of net investment income           (372,413)
Accumulated net realized loss                           (20,627,312)
Net unrealized appreciation                               1,015,968
                                                       ------------
NET ASSETS                                             $127,826,242
                                                       ============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $118,875,481)                                           13,239,864
Net asset value per share                                     $8.98
Offering price per share $8.98/(1-4.75%)                      $9.43

CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $8,340,656)                                                933,729
Net asset value and offering price per share                  $8.93

CLASS C
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets $610,105)        68,140
Net asset value and offering price per share                  $8.95

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                 $ 3,836,431
Dividends                                                    496,663
Security lending                                                  95
                                                         -----------
   Total investment income                                 4,333,189
                                                         -----------
EXPENSES
Investment advisory fee                                      293,605
Distribution fee, Class A                                    151,336
Distribution fee, Class B                                     44,272
Distribution fee, Class C                                      2,839
Financial agent fee                                           72,072
Transfer agent                                               138,139
Registration                                                  19,709
Professional                                                  14,787
Printing                                                      14,750
Trustees                                                      13,676
Custodian                                                      8,218
Miscellaneous                                                  8,455
                                                         -----------
   Total expenses                                            781,858
   Custodian fees paid indirectly                               (168)
                                                         -----------
   Net expenses                                              781,690
                                                         -----------
NET INVESTMENT INCOME                                      3,551,499
                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                              516,275
Net change in unrealized appreciation (depreciation) on
 investments                                              (6,396,489)
                                                         -----------
NET LOSS ON INVESTMENTS                                   (5,880,214)
                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $(2,328,715)
                                                         ===========

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                                4/30/02        Year Ended
                                                              (Unaudited)       10/31/01
                                                              ------------    ------------
FROM OPERATIONS
 Net investment income (loss)                                 $  3,551,499    $  7,484,949
 Net realized gain (loss)                                          516,275       2,067,176
 Net change in unrealized appreciation (depreciation)           (6,396,489)      6,828,804
                                                              ------------    ------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   (2,328,715)     16,380,929
                                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, Class A                                 (3,997,657)     (7,703,678)
 Net investment income, Class B                                   (259,195)       (468,493)
 Net investment income, Class C                                    (16,952)        (18,900)
                                                              ------------    ------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (4,273,804)     (8,191,071)
                                                              ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (1,299,751 and 8,833,438
   shares, respectively)                                        11,942,684      80,896,113
 Net asset value of shares issued from reinvestment of
   distributions (267,511 and 490,650 shares, respectively)      2,429,358       4,472,766
 Cost of shares repurchased (2,099,268 and 9,060,526 shares,
   respectively)                                               (19,286,266)    (82,846,521)
                                                              ------------    ------------
Total                                                           (4,914,224)      2,522,358
                                                              ------------    ------------
CLASS B
 Proceeds from sales of shares (112,699 and 502,707 shares,
   respectively)                                                 1,027,597       4,587,752
 Net asset value of shares issued from reinvestment of
   distributions (15,866 and 29,368 shares, respectively)          143,426         266,547
 Cost of shares repurchased (246,107 and 345,761 shares,
   respectively)                                                (2,244,775)     (3,136,289)
                                                              ------------    ------------
Total                                                           (1,073,752)      1,718,010
                                                              ------------    ------------
CLASS C
 Proceeds from sales of shares (26,945 and 67,397 shares,
   respectively)                                                   245,455         618,567
 Net asset value of shares issued from reinvestment of
   distributions (1,087 and 1,531 shares, respectively)              9,845          13,930
 Cost of shares repurchased (12,596 and 41,838 shares,
   respectively)                                                  (114,190)       (381,024)
                                                              ------------    ------------
Total                                                              141,110         251,473
                                                              ------------    ------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (5,846,866)      4,491,841
                                                              ------------    ------------
 NET INCREASE (DECREASE) IN NET ASSETS                         (12,449,385)     12,681,699
NET ASSETS
 Beginning of period                                           140,275,627     127,593,928
                                                              ------------    ------------
 END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME
   OF ($372,413) AND $349,892, RESPECTIVELY]                  $127,826,242    $140,275,627
                                                              ============    ============

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                        YEAR ENDED OCTOBER 31
                                                            4/30/02      --------------------------------------------------------
                                                          (UNAUDITED)        2001        2000        1999        1998        1997
Net asset value, beginning of period                          $9.43         $8.86       $9.04       $9.83       $9.66       $9.47
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.25          0.60        0.59        0.59        0.59        0.55
 Net realized and unrealized gain (loss)                      (0.40)         0.55       (0.16)      (0.78)       0.18        0.17
                                                              -----         -----       -----       -----       -----       -----
     TOTAL FROM INVESTMENT OPERATIONS                         (0.15)         1.15        0.43       (0.19)       0.77        0.72
                                                              -----         -----       -----       -----       -----       -----
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.30)        (0.58)      (0.61)      (0.60)      (0.60)      (0.53)
                                                              -----         -----       -----       -----       -----       -----
     TOTAL DISTRIBUTIONS                                      (0.30)        (0.58)      (0.61)      (0.60)      (0.60)      (0.53)
                                                              -----         -----       -----       -----       -----       -----
Change in net asset value                                     (0.45)         0.57       (0.18)      (0.79)       0.17        0.19
                                                              -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD                                $8.98         $9.43       $8.86       $9.04       $9.83       $9.66
                                                          =========      ========    ========    ========    ========    ========
Total return(1)                                               (1.57)%(3)    13.36%       4.98%      (1.97)%      8.16%       7.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $118,875      $129,913    $119,734    $144,923    $180,628    $182,250
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                            1.14%(2)(4)     1.15%     1.17%       1.04%       1.00%       0.98%
 Net investment income                                         5.50%(2)      5.78%       6.01%       5.62%       5.46%       5.63%
Portfolio turnover rate                                          43%(3)       143%        146%        112%        290%        377%

                                                                       CLASS B                               CLASS C
                                              ----------------------------------------------------------   -----------
                                              SIX MONTHS                                                   SIX MONTHS
                                                 ENDED                 YEAR ENDED OCTOBER 31                  ENDED
                                                4/30/02     --------------------------------------------     4/30/02
                                              (UNAUDITED)     2001     2000      1999      1998     1997   (UNAUDITED)
Net asset value, beginning of period             $9.39       $8.82    $8.97     $9.77     $9.60    $9.45      $9.41
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                     0.21        0.53     0.50      0.51      0.52     0.47       0.22
 Net realized and unrealized gain (loss)         (0.40)       0.55    (0.14)    (0.78)     0.18     0.17      (0.41)
                                                ------       -----    -----     -----     -----    -----      -----
     TOTAL FROM INVESTMENT OPERATIONS            (0.19)       1.08     0.36     (0.27)     0.70     0.64      (0.19)
                                                ------       -----    -----     -----     -----    -----      -----
LESS DISTRIBUTIONS
 Dividends from net investment income            (0.27)      (0.51)   (0.51)    (0.53)    (0.53)   (0.49)     (0.27)
                                                ------       -----    -----     -----     -----    -----      -----
     TOTAL DISTRIBUTIONS                         (0.27)      (0.51)   (0.51)    (0.53)    (0.53)   (0.49)     (0.27)
                                                ------       -----    -----     -----     -----    -----      -----
Change in net asset value                        (0.46)       0.57    (0.15)    (0.80)     0.17     0.15      (0.46)
                                                ------       -----    -----     -----     -----    -----      -----
NET ASSET VALUE, END OF PERIOD                   $8.93       $9.39    $8.82     $8.97     $9.77    $9.60      $8.95
                                               =======      ======   ======   =======   =======   ======    =======
Total return(1)                                  (2.07)%(3)  12.58%    4.21%    (2.77)%    7.48%    6.94%     (2.05)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $8,341      $9,867   $7,633   $11,737   $12,902   $5,321       $610
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                               1.89%(2)(4)   1.90%   1.91%    1.79%     1.75%    1.71%      1.89%(2)(4)
 Net investment income                            4.74%(2)    5.02%    5.25%     4.89%     4.74%    4.91%      4.78%(2)
Portfolio turnover rate                             43%(3)     143%     146%      112%      290%     377%        43%(3)

                                                        CLASS C
                                              ----------------------------
                                                YEAR ENDED        FROM
                                                OCTOBER 31      INCEPTION
                                              --------------   10/12/99 TO
                                                2001    2000    10/31/99
Net asset value, beginning of period           $8.84   $8.99      $8.96
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                   0.55    0.48       0.03
 Net realized and unrealized gain (loss)        0.52   (0.11)      0.03
                                               -----   -----      -----
     TOTAL FROM INVESTMENT OPERATIONS           1.07    0.37       0.06
                                               -----   -----      -----
LESS DISTRIBUTIONS
 Dividends from net investment income          (0.50)  (0.52)     (0.03)
                                               -----   -----      -----
     TOTAL DISTRIBUTIONS                       (0.50)  (0.52)     (0.03)
                                               -----   -----      -----
Change in net asset value                       0.57   (0.15)      0.03
                                               -----   -----      -----
NET ASSET VALUE, END OF PERIOD                  9.41   $8.84      $8.99
                                              ======   =====   ========
Total return(1)                                12.49%   4.30%      0.53%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $496    $226       $101
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                             1.90%   1.91%      1.37%(2)
 Net investment income                          5.02%   5.31%      4.97%(2)
Portfolio turnover rate                          143%    146%       112%(3)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)


                                                SHARES       VALUE
                                              ----------  ------------
COMMON STOCKS--91.0%

ADVERTISING--1.6%
Lamar Advertising Co.(b)...................      100,000  $  4,293,000
AEROSPACE & DEFENSE--0.6%
Integrated Defense Technology, Inc.(b).....       50,000     1,497,500

AIRLINES--0.4%
Jetblue Airways Corp.(b)...................       20,000     1,006,000

ALTERNATIVE CARRIERS--0.9%
Commonwealth Telephone Enterprises, Inc....       62,500     2,365,625
APPAREL RETAIL--1.4%
Abercrombie & Fitch Co. Class A(b).........       55,000     1,650,000
AnnTaylor Stores Corp.(b)..................       25,000     1,086,750
Children's Place Retail Stores, Inc.
(The)(b)...................................       30,000     1,038,600
                                                          ------------
                                                             3,775,350
                                                          ------------
APPLICATION SOFTWARE--0.9%
Activision, Inc.(b)........................       75,000     2,361,000
Aspsecure.Com Corp.(b)(c)(e)(f)............      250,000             0
                                                          ------------
                                                             2,361,000
                                                          ------------

BIOTECHNOLOGY--5.6%
Abgenix, Inc.(b)...........................      100,000     1,411,000
Cephalon, Inc.(b)..........................       50,000     2,932,000
Gilead Sciences Inc.(b)....................       80,000     2,489,600
ICOS Corp.(b)..............................       20,000       515,200
IDEC Pharmaceutical Corp.(b)...............       80,000     4,396,000
MedImmune, Inc.(b).........................       40,000     1,336,000
SICOR, Inc.(b).............................      100,000     1,772,000
                                                          ------------
                                                            14,851,800
                                                          ------------

BROADCASTING & CABLE TV--2.5%
Emmis Communications Corp. Class A(b)......       90,000     2,616,300
Radio One, Inc. Class D(b).................      100,000     2,140,000
Univision Communications, Inc. Class
A(b).......................................       50,000     1,998,000
                                                          ------------
                                                             6,754,300
                                                          ------------

COMPUTER & ELECTRONICS RETAIL--0.4%
CDW Computers Centers, Inc.(b).............       20,000     1,096,000


                                                SHARES       VALUE
                                              ----------  ------------

COMPUTER STORAGE & PERIPHERALS--2.0%
Network Appliance, Inc.(b).................      250,000  $  4,362,500
Procom Technology, Inc.(b).................      182,000       236,600
Synaptics, Inc.(b).........................       50,000       841,500
                                                          ------------
                                                             5,440,600
                                                          ------------

CONSUMER FINANCE--1.5%
AmeriCredit Corp.(b).......................      100,000     3,882,000

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Corporate Executive Board Co. (The)(b).....      100,000     3,800,000
Hotels.Com(b)..............................       20,000     1,258,400
                                                          ------------
                                                             5,058,400
                                                          ------------

DIVERSIFIED FINANCIAL SERVICES--2.0%
W.P. Stewart & Co. Ltd.....................      100,000     2,842,000
Lehman Brothers Holdings, Inc..............       40,000     2,360,000
                                                          ------------
                                                             5,202,000
                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
Advanced Energy Industries, Inc.(b)........      130,000     4,524,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Benchmark Electronics, Inc.(b).............      100,000     3,040,000
Kopin Corp(b)..............................      100,000       794,000
Merix Corp.(b).............................      200,000     3,344,000
                                                          ------------
                                                             7,178,000
                                                          ------------

EMPLOYMENT SERVICES--0.4%
Medical Staffing Network(b)................       45,000     1,090,800

GENERAL MERCHANDISE STORES--1.6%
Family Dollar Stores, Inc. ................      125,000     4,325,000

HEALTH CARE DISTRIBUTORS & SERVICES--10.6%
AdvancePCS(b)..............................      120,000     4,057,200
Advisory Board Co. (The)(b)................       30,000     1,005,000
AmerisourceBergen Corp. ...................       85,000     6,587,500
Laboratory Corporation of America
Holdings(b)................................       60,000     5,952,000
Quest Diagnostics, Inc.(b).................       60,000     5,515,800
Unilab Corp.(b)............................       50,000     1,498,500
McKesson Corp..............................      100,000     4,039,000
                                                          ------------
                                                            28,655,000
                                                          ------------

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund


                                                SHARES       VALUE
                                              ----------  ------------
HEALTH CARE FACILITIES--1.6%
Triad Hospitals, Inc.(b)...................      100,000  $  4,200,000
HOME IMPROVEMENT RETAIL--1.3%
Lowe's Cos., Inc. .........................       80,000     3,383,200
INTERNET SOFTWARE & SERVICES--7.1%
BEA Systems, Inc.(b).......................      700,000     7,504,000
Chordiant Software(b)......................      450,000     2,020,500
Overture Services, Inc.(b).................      200,000     6,838,000
Websense, Inc.(b)..........................      100,000     2,671,000
                                                          ------------
                                                            19,033,500
                                                          ------------
IT CONSULTING & SERVICES--3.8%
Anteon International Corp.(b)..............       50,000     1,137,500
Caminus Corp.(b)...........................       60,000     1,120,200
Edwards (J.D.) & Co.(b)....................      250,000     2,775,000
Mantech International Corp-A(b)............       50,000     1,184,000
SunGard Data Systems, Inc.(b)..............      130,000     3,868,800
                                                          ------------
                                                            10,085,500
                                                          ------------

MANAGED HEALTH CARE--6.0%
Caremark Rx, Inc.(b).......................      130,000     2,795,000
First Health Group Corp.(b)................      200,000     5,800,000
Health Net, Inc.(b)........................      120,000     3,558,000
Wellpoint Health Networks, Inc.(b).........       50,000     3,754,000
                                                          ------------
                                                            15,907,000
                                                          ------------

NETWORKING EQUIPMENT--1.5%
Brocade Communications Systems, Inc.(b)....      100,000     2,559,000
Cosine Communications, Inc.(b)(c)(e).......       66,666        46,000
Finisar Corp.(b)...........................      200,000     1,278,000
                                                          ------------
                                                             3,883,000
                                                          ------------

OIL & GAS DRILLING--3.9%
Nabors Industries, Inc.(b).................       25,000     1,138,750
Patterson-UTI Energy, Inc.(b)..............      125,000     4,000,000
Pride International, Inc.(b)...............       50,000       929,500
ENSCO International, Inc. .................      125,000     4,220,000
                                                          ------------
                                                            10,288,250
                                                          ------------

OIL & GAS EQUIPMENT & SERVICES--1.8%
BJ Services Co.(b).........................       50,000     1,837,000
Global Industries Ltd.(b)..................      100,000       964,000
Smith International, Inc.(b)...............       30,000     2,101,500
                                                          ------------
                                                             4,902,500
                                                          ------------


                                                SHARES       VALUE
                                              ----------  ------------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Evergreen Resources, Inc.(b)...............       50,000  $  2,237,500
Ultra Petroleum Corp.(b)...................      200,000     1,762,000
                                                          ------------
                                                             3,999,500
                                                          ------------

PHARMACEUTICALS--3.2%
Barr Laboratories, Inc.(b).................       40,000     2,666,000
Forest Laboratories, Inc.(b)...............       20,000     1,542,800
King Pharmaceuticals, Inc.(b)..............      140,000     4,387,600
                                                          ------------
                                                             8,596,400
                                                          ------------

RESTAURANTS--2.0%
Buca, Inc.(b)..............................      100,000     1,700,000
O'charley's, Inc.(b).......................       50,000     1,263,000
Starbucks Corp.(b).........................      100,000     2,282,000
                                                          ------------
                                                             5,245,000
                                                          ------------

SEMICONDUCTOR EQUIPMENT--3.8%
ChipPac, Inc.(b)...........................      125,000     1,143,750
KLA-Tencor Corp.(b)........................       25,000     1,474,250
Photronics, Inc.(b)........................      150,000     4,942,500
Teradyne, Inc.(b)..........................       75,000     2,471,250
                                                          ------------
                                                            10,031,750
                                                          ------------

SEMICONDUCTORS--11.1%
Atmel Corp.(b).............................      300,000     2,700,000
Conexant Systems, Inc.(b)..................      200,000     2,040,000
Integrated Circuit Systems, Inc.(b)........      100,000     1,990,000
Integrated Device Technology, Inc.(b)......      100,000     2,804,000
Intersil Corp. Class A(b)..................      260,000     6,981,000
QLogic Corp.(b)............................       80,000     3,656,800
RF Micro Devices, Inc.(b)..................      200,000     3,480,000
Semtech Corp.(b)...........................       80,000     2,558,400
Xilinx, Inc.(b)............................      100,000     3,776,000
                                                          ------------
                                                            29,986,200
                                                          ------------

SPECIALTY STORES--2.5%
Advance Auto Parts, Inc.(b)................       30,000     1,776,000
Bed, Bath & Beyond Inc.(b).................      100,000     3,717,000
Office Depot, Inc.(b)......................       50,000       957,000
Tuesday Morning Corp.(b)...................       10,000       266,500
                                                          ------------
                                                             6,716,500
                                                          ------------

SYSTEMS SOFTWARE--0.3%
BMC Software, Inc.(b)......................       50,000       723,000

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund


                                                SHARES       VALUE
                                              ----------  ------------
TELECOMMUNICATIONS EQUIPMENT--0.5%
UTStarcom, Inc.(b).........................       50,000  $  1,225,000

TRUCKING--0.4%
Knight Transportation, Inc.(b).............       50,000     1,010,500
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $199,482,880)                             242,573,175
----------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.9%

APPLICATION SOFTWARE--0.7%
Precise Software Solutions Ltd.
(Israel)(b)................................      150,000     1,971,000

ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
O2Micro International Ltd. (Cayman
Islands)(b)................................      250,000     4,075,000

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR
(Israel)...................................       50,000     2,800,500

SEMICONDUCTORS--0.6%
United Microelectronics Corp. ADR
(Taiwan)(b)................................      150,000     1,515,000
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,353,989)                               10,361,500
----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS--0.2%

TELECOMMUNICATIONS EQUIPMENT--0.2%
Metro Optix, Inc. Series B
Pfd.(b)(c)(e)(f)...........................      176,768       604,547

WIRELESS TELECOMMUNICATION SERVICES--0.0%
Micro Photonix Series C Pfd.(b)(c)(e)(f)...      237,518             0
----------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $3,250,003)                                   604,547
----------------------------------------------------------------------
                                   STANDARD      PAR
                                   & POOR'S     VALUE
                                    RATING      (000)        VALUE
                                   --------   ----------  ------------
CONVERTIBLE BONDS--0.0%

TELECOMMUNICATIONS EQUIPMENT--0.0%

Kestrel Solutions, Inc. Cv. 144A
5.50%,
7/15/05(c)(d)(e)..................   NR       $    1,000  $    130,000
----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,000,000)                                   130,000
----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.1%
(IDENTIFIED COST $214,086,872)                             253,669,222
----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--5.6%

COMMERCIAL PAPER--5.6%

Park Avenue Receivables Corp.
  1.90%, 5/1/02...................  A-1            3,335     3,334,999
Household Finance Corp. 1.80%,
5/2/02............................  A-1            2,585     2,584,871
Alcoa, Inc. 1.77%, 5/6/02.........  A-1            1,445     1,444,645
Donnelley (R.R.) & Sons 1.80%,
5/7/02............................  A-1            3,000     2,999,100
Canadian Imperial Bank of Commerce
4.225%, 5/22/02...................  AA-            2,000     2,002,693
Archer Daniels Midland Co. 1.82%,
6/5/02............................  A-1            2,600     2,595,577
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $14,959,004)                               14,961,885
----------------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $229,045,876)                             268,631,107(a)
Other assets and liabilities,
net--(0.7%)                                                 (1,920,872)
                                                          ------------
NET ASSETS--100.0%                                        $266,710,235
                                                          ============

(a)
  Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,405,674 and gross depreciation of $14,350,161 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $230,575,594.
(b)
  Non-income producing.
(c)
  Private placement.
(d)
  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $130, 000 or 0.05% of net assets.
(e)
  Illiquid. At April 30, 2002, these securities amounted to a value of $780,547 or 0.29% of net assets.
(f)
  Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2002, these securities, which are included in illiquid securities above, amounted to $604,547 or 0.23% of net assets.
                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value,
 including $3,711,212 of securities on loan
 (Identified cost $229,045,876)                        $ 268,631,107
Short-term investments held as collateral for loaned
 securities                                                4,030,118
Cash                                                          28,340
Receivables
 Investment securities sold                               14,634,418
 Fund shares sold                                            141,274
 Interest and dividends                                       98,449
 Receivable from adviser                                       3,360
Prepaid expenses                                               1,403
                                                       -------------
   Total assets                                          287,568,469
                                                       -------------
LIABILITIES
Payables
 Collateral on securities loaned                           4,030,118
 Fund shares repurchased                                   9,923,253
 Investment securities purchased                           6,435,769
 Investment advisory fee                                     190,977
 Transfer agent fee                                          129,302
 Distribution fee                                             76,649
 Financial agent fee                                          20,670
 Trustees' fee                                                 5,435
Accrued expenses                                              46,061
                                                       -------------
   Total liabilities                                      20,858,234
                                                       -------------
NET ASSETS                                             $ 266,710,235
                                                       =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $ 351,830,453
Accumulated net investment loss                           (1,859,108)
Accumulated net realized loss                           (122,846,341)
Net unrealized appreciation                               39,585,231
                                                       -------------
NET ASSETS                                             $ 266,710,235
                                                       =============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $238,036,070)                                            17,660,005
Net asset value per share                                     $13.48
Offering price per share $13.48/(1-5.75%)                     $14.30
CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $28,292,239)                                              2,269,126
Net asset value and offering price per share                  $12.47
CLASS C
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets $381,926)         30,646
Net asset value and offering price per share                  $12.46

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                $   249,232
Dividends                                                   141,035
Security lending                                             31,184
Foreign taxes withheld                                       (2,550)
                                                        -----------
   Total investment income                                  418,901
                                                        -----------
EXPENSES
Investment advisory fee                                   1,211,577
Distribution fee, Class A                                   332,271
Distribution fee, Class B                                   152,663
Distribution fee, Class C                                     1,730
Financial agent fee                                         123,358
Transfer agent                                              338,584
Printing                                                     39,209
Registration                                                 22,252
Custodian                                                    19,019
Professional                                                 16,022
Trustees                                                     13,499
Miscellaneous                                                 8,846
                                                        -----------
   Total expenses                                         2,279,030
   Custodian fees paid indirectly                            (1,021)
                                                        -----------
   Net expenses                                           2,278,009
                                                        -----------
NET INVESTMENT LOSS                                      (1,859,108)
                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                           4,972,154
Net change in unrealized appreciation (depreciation)
 on investments                                          15,520,771
                                                        -----------
NET INCOME ON INVESTMENTS                                20,492,925
                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $18,633,817
                                                        ===========

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                                4/30/02        Year Ended
                                                              (Unaudited)       10/31/01
                                                              ------------    -------------
FROM OPERATIONS
 Net investment income (loss)                                 $ (1,859,108)   $  (2,945,368)
 Net realized gain (loss)                                        4,972,154     (127,818,492)
 Net change in unrealized appreciation (depreciation)           15,520,771     (253,705,211)
                                                              ------------    -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   18,633,817     (384,469,071)
                                                              ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net realized long-term gains, Class A                                  --      (40,496,417)
 Net realized long-term gains, Class B                                  --       (4,568,282)
                                                              ------------    -------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS              --      (45,064,699)
                                                              ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (1,010,404 and 3,255,371
   shares, respectively)                                        14,335,879       62,077,180
 Net asset value of shares issued from reinvestment of
   distributions (0 and 1,812,114 shares, respectively)                 --       38,054,382
 Cost of shares repurchased (3,113,002 and 4,776,406 shares,
   respectively)                                               (43,335,107)     (85,502,086)
                                                              ------------    -------------
Total                                                          (28,999,228)      14,629,476
                                                              ------------    -------------
CLASS B
 Proceeds from sales of shares (146,177 and 695,573 shares,
   respectively)                                                 1,910,007       12,166,209
 Net asset value of shares issued from reinvestment of
   distributions (0 and 218,877 shares, respectively)                   --        4,296,135
 Cost of shares repurchased (269,182 and 658,365 shares,
   respectively)                                                (3,497,531)     (10,686,934)
                                                              ------------    -------------
Total                                                           (1,587,524)       5,775,410
                                                              ------------    -------------
CLASS C
 Proceeds from sales of shares (9,001 and 23,906 shares,
   respectively)                                                   120,212          388,264
 Cost of shares repurchased (1,780 and 481 shares,
   respectively)                                                   (22,538)          (8,460)
                                                              ------------    -------------
Total                                                               97,674          379,804
                                                              ------------    -------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS     (30,489,078)      20,784,690
                                                              ------------    -------------
 NET INCREASE (DECREASE) IN NET ASSETS                         (11,855,261)    (408,749,080)
NET ASSETS
 Beginning of period                                           278,565,496      687,314,576
                                                              ------------    -------------
 END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
   ($1,859,108) AND $0, RESPECTIVELY]                         $266,710,235    $ 278,565,496
                                                              ============    =============

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                           -----------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                    YEAR ENDED OCTOBER 31
                                                             4/30/02         -----------------------------------------
                                                           (UNAUDITED)           2001           2000           1999
Net asset value, beginning of period                          $12.66           $31.99         $24.54         $13.72
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  (0.08)(2)        (0.12)(2)      (0.14)(2)      (0.08)(2)
 Net realized and unrealized gain (loss)                        0.90           (17.12)         10.50          10.90
                                                              ------             ----           ----           ----
     TOTAL FROM INVESTMENT OPERATIONS                           0.82           (17.24)         10.36          10.82
                                                              ------             ----           ----           ----
LESS DISTRIBUTIONS
 Dividends from net investment income                             --               --             --             --
 Dividends from net realized gains                                --            (2.09)         (2.91)            --
                                                              ------             ----           ----           ----
     TOTAL DISTRIBUTIONS                                          --            (2.09)         (2.91)            --
                                                              ------             ----           ----           ----
Change in net asset value                                       0.82           (19.33)          7.45          10.82
                                                              ------             ----           ----           ----
NET ASSET VALUE, END OF PERIOD                                $13.48           $12.66         $31.99         $24.54
                                                              ------             ----           ----           ----
                                                              ------             ----           ----           ----
Total return(1)                                                 6.48%(6)       (56.48)%        42.90%         78.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $238,036         $250,174       $622,964       $378,427
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                             1.46%(4)(5)      1.36%(4)       1.13%(4)       1.19%(3)
 Net investment income                                         (1.17)%(5)       (0.64)%        (0.43)%        (0.41)%
Portfolio turnover rate                                           94%(6)          183%           158%           167%

                                                                 CLASS A
                                                         -----------------------

                                                          YEAR ENDED OCTOBER 31
                                                         -----------------------
                                                             1998           1997
Net asset value, beginning of period                       $17.20         $16.84
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                               (0.03)         (0.08)(2)
 Net realized and unrealized gain (loss)                     0.04           2.95
                                                             ----           ----
     TOTAL FROM INVESTMENT OPERATIONS                        0.01           2.87
                                                             ----           ----
LESS DISTRIBUTIONS
 Dividends from net investment income                       (0.03)            --
 Dividends from net realized gains                          (3.46)         (2.51)
                                                             ----           ----
     TOTAL DISTRIBUTIONS                                    (3.49)         (2.51)
                                                             ----           ----
Change in net asset value                                   (3.48)          0.36
                                                             ----           ----
NET ASSET VALUE, END OF PERIOD                             $13.72         $17.20
                                                             ----           ----
                                                             ----           ----
Total return(1)                                              0.38%         19.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $222,149       $246,002
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                          1.21%          1.20%
 Net investment income                                      (0.18)%        (0.53)%
Portfolio turnover rate                                       176%           518%

                                                                      CLASS B
                                                     ------------------------------------------
                                                     SIX MONTHS
                                                        ENDED           YEAR ENDED OCTOBER 31
                                                       4/30/02         ------------------------
                                                     (UNAUDITED)          2001          2000
Net asset value, beginning of period                   $ 11.75          $30.13        $23.40
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                            (0.12)(2)       (0.24)(2)     (0.38)(2)
 Net realized and unrealized gain (loss)                  0.84          (16.05)        10.02
                                                        ------            ----          ----
     TOTAL FROM INVESTMENT OPERATIONS                     0.72          (16.29)         9.64
                                                        ------            ----          ----
LESS DISTRIBUTIONS
 Dividends from net investment income                       --              --            --
 Dividends from net realized gains                          --           (2.09)        (2.91)
                                                        ------            ----          ----
     TOTAL DISTRIBUTIONS                                    --           (2.09)        (2.91)
                                                        ------            ----          ----
Change in net asset value                                 0.72          (18.38)         6.73
                                                        ------            ----          ----
NET ASSET VALUE, END OF PERIOD                         $ 12.47          $11.75        $30.13
                                                        ------            ----          ----
                                                        ------            ----          ----
Total return(1)                                           6.13%(6)      (56.84)%       41.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $28,292         $28,116       $64,351
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                       2.21%(4)(5)     2.11%(4)      1.88%(4)
 Net investment income                                   (1.93)%(5)      (1.40)%       (1.20)%
Portfolio turnover rate                                     94%(6)         183%          158%

                                                                 CLASS B                               CLASS C
                                                   -----------------------------------       ---------------------------
                                                                                             SIX MONTHS          FROM
                                                          YEAR ENDED OCTOBER 31                 ENDED          INCEPTION
                                                   -----------------------------------         4/30/02         1/3/01 TO
                                                      1999          1998          1997       (UNAUDITED)       10/31/01
Net asset value, beginning of period                $13.18        $16.76        $16.57            $11.75        $ 19.48
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                        (0.22)(2)     (0.12)        (0.20)(2)         (0.13)(2)      (0.20)(2)
 Net realized and unrealized gain (loss)             10.44          0.03          2.90              0.84          (7.53)
                                                      ----          ----          ----              ----          -----
     TOTAL FROM INVESTMENT OPERATIONS                10.22         (0.09)         2.70              0.71          (7.73)
                                                      ----          ----          ----              ----          -----
LESS DISTRIBUTIONS
 Dividends from net investment income                   --         (0.03)           --                --             --
 Dividends from net realized gains                      --         (3.46)        (2.51)                              --
                                                      ----          ----          ----              ----          -----
     TOTAL DISTRIBUTIONS                                --         (3.49)        (2.51)               --             --
                                                      ----          ----          ----              ----          -----
Change in net asset value                            10.22         (3.58)         0.19              0.71          (7.73)
                                                      ----          ----          ----              ----          -----
NET ASSET VALUE, END OF PERIOD                      $23.40        $13.18        $16.76            $12.46        $ 11.75
                                                      ----          ----          ----              ----          -----
                                                      ----          ----          ----              ----          -----
Total return(1)                                      77.54%        (0.28)%       18.70%             6.04%        (39.62)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $27,334       $14,157       $13,611              $382        $   275
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                   1.94%(3)      1.96%         1.96%             2.21%(4)(5)     2.16%(4)(5)
 Net investment income                               (1.16)%       (0.93)%       (1.28)%           (1.94)%(5)     (1.41)%(5)
Portfolio turnover rate                                167%          176%          518%               94%(6)        183%

(1)
  Maximum sales charge is not reflected in total return calculation.
(2)
  Computed using average shares outstanding.
(3)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(4)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)
  Annualized.
(6)
  Not Annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)


                                             SHARES        VALUE
                                           ----------  --------------
COMMON STOCKS--96.1%

AIR FREIGHT & COURIERS--2.9%
United Parcel Service, Inc. Class B......     540,000  $   32,421,600
BIOTECHNOLOGY--3.6%
Amgen, Inc.(b)...........................     400,000      21,152,000
Genentech, Inc.(b).......................     525,000      18,637,500
                                                       --------------
                                                           39,789,500
                                                       --------------

BROADCASTING & CABLE TV--2.2%
Univision Communications, Inc. Class
A(b).....................................     600,000      23,976,000

COMPUTER HARDWARE--4.2%
Dell Computer Corp.(b)...................     750,000      19,755,000
Sun Microsystems, Inc.(b)................   3,250,000      26,585,000
                                                       --------------
                                                           46,340,000
                                                       --------------

CONSUMER FINANCE--4.6%
MBNA Corp. ..............................     715,000      25,346,750
Household International, Inc. ...........     445,000      25,939,050
                                                       --------------
                                                           51,285,800
                                                       --------------
DATA PROCESSING SERVICES--6.1%
First Data Corp. ........................     295,000      23,449,550
Automatic Data Processing, Inc. .........     870,000      44,230,800
                                                       --------------
                                                           67,680,350
                                                       --------------

DIVERSIFIED FINANCIAL SERVICES--13.9%
State Street Corp. ......................     640,000      32,710,400
Citigroup, Inc. .........................     545,000      23,598,500
Freddie Mac..............................     380,000      24,833,000
USA Education, Inc. .....................     290,000      27,796,500
American Express Co. ....................   1,050,000      43,060,500
                                                       --------------
                                                          151,998,900
                                                       --------------

DRUG RETAIL--2.1%
Walgreen Co. ............................     605,000      22,850,850

FOOD DISTRIBUTORS--2.2%
Sysco Corp. .............................     830,000      24,078,300


                                             SHARES        VALUE
                                           ----------  --------------

GENERAL MERCHANDISE STORES--7.4%
Costco Wholesale Corp.(b)................     465,000  $   18,693,000
Wal-Mart Stores, Inc. ...................     540,000      30,164,400
Target Corp. ............................     745,000      32,519,250
                                                       --------------
                                                           81,376,650
                                                       --------------

HEALTH CARE EQUIPMENT--5.3%
Medtronic, Inc. .........................   1,320,000      58,990,800

HOME IMPROVEMENT RETAIL--3.3%
Lowe's Cos., Inc. .......................     850,000      35,946,500

HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co. ...................     400,000      21,204,000

INDUSTRIAL CONGLOMERATES--2.3%
General Electric Co. ....................     805,000      25,397,750

INTERNET SOFTWARE & SERVICES--0.8%
BEA Systems, Inc.(b).....................     840,000       9,004,800

MOVIES & ENTERTAINMENT--6.3%
AOL Time Warner, Inc.(b).................   1,295,000      24,630,900
Fox Entertainment Group, Inc. Class
A(b).....................................   1,240,000      29,264,000
Viacom, Inc. Class B(b)..................     330,000      15,543,000
                                                       --------------
                                                           69,437,900
                                                       --------------

NETWORKING EQUIPMENT--3.2%
Cisco Systems, Inc.(b)...................   2,445,000      35,819,250

PHARMACEUTICALS--11.1%
Pharmacia Corp. .........................     545,000      22,470,350
Pfizer, Inc. ............................   1,500,000      54,525,000
Lilly (Eli) & Co. .......................     175,000      11,558,750
Johnson & Johnson........................     510,000      32,568,600
                                                       --------------
                                                          121,122,700
                                                       --------------
SEMICONDUCTORS--7.9%
Xilinx, Inc.(b)..........................     350,100      13,219,776
Intel Corp. .............................   1,350,000      38,623,500
Texas Instruments, Inc. .................   1,155,000      35,724,150
                                                       --------------
                                                           87,567,426
                                                       --------------

                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                                             SHARES        VALUE
                                           ----------  --------------
SOFT DRINKS--2.7%
PepsiCo, Inc.............................     580,000  $   30,102,000
SYSTEMS SOFTWARE--2.1%
Oracle Corp.(b)..........................   1,500,000      15,060,000
VERITAS Software Corp.(b)................     305,000       8,643,700
                                                       --------------
                                                           23,703,700
                                                       --------------
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,028,802,312)                        1,060,094,776
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.1%
(IDENTIFIED COST $1,028,802,312)                        1,060,094,776
---------------------------------------------------------------------
                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)
                                 --------  ----------
SHORT-TERM OBLIGATIONS--2.2%

COMMERCIAL PAPER--1.6%
Bavaria Universal Funding Corp.
1.78%, 5/1/02...................   A-1     $    1,965       1,965,000

Park Avenue Receivables Corp.
1.90%, 5/1/02...................   A-1          1,720       1,720,000

Marsh & McLennan Co., Inc.
1.77%, 5/3/02...................   A-1+         5,000       4,999,508

ExxonMobile Corp. 1.80%,
5/7/02..........................   A-1+         2,500       2,499,250

Special Purpose Accounts
Receivable Cooperative Corp.
1.80%, 5/20/02..................   A-1          2,633       2,630,499

Donnelley (R.R.) & Sons 1.77%,
5/29/02.........................   A-1          2,000       1,997,247

Enterprise Funding Corp. 1.79%,
5/30/02.........................   A-1+         2,500       2,496,395
                                                       --------------
                                                           18,307,899
                                                       --------------

                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)         VALUE
                                 --------  ----------  --------------
FEDERAL AGENCY SECURITIES--0.3%
FFCB 1.77%, 5/3/02..............   AAA     $    1,500  $    1,499,853
Fannie Mae 2.28%, 2/7/03........   AAA          1,855       1,823,613
                                                       --------------
                                                            3,323,466
                                                       --------------

MEDIUM-TERM NOTES--0.3%
General Electric Capital Corp.
6.52%, 10/8/02..................   AAA          3,000       3,054,756
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $24,687,104)                              24,686,121
---------------------------------------------------------------------

TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $1,053,489,416)                        1,084,780,897(a)
Other assets and liabilities, net--1.7%                    18,546,079
                                                       --------------
NET ASSETS--100.0%                                     $1,103,326,976
                                                       ==============

(a)
  Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $107,714,585 and gross depreciation of $78,583,987 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $1,055,650,299.
(b)
  Non-income producing.
                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value, (Identified cost
 $1,053,489,416)                                     $ 1,084,780,897
Cash                                                           2,794
Receivables
 Investment securities sold                               21,767,786
 Dividends and interest                                      341,956
 Fund shares sold                                            131,870
Prepaid expenses                                               6,572
                                                     ---------------
   Total assets                                        1,107,031,875
                                                     ---------------
LIABILITIES
Payables
 Fund shares repurchased                                   2,002,640
 Investment advisory fee                                     664,026
 Transfer agent fee                                          592,538
 Distribution fee                                            263,556
 Financial agent fee                                          38,031
 Payable to adviser                                            5,529
 Trustees' fee                                                 5,286
Accrued expenses                                             133,293
                                                     ---------------
   Total liabilities                                       3,704,899
                                                     ---------------
NET ASSETS                                           $ 1,103,326,976
                                                     ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest     $ 1,467,020,969
Accumulated net investment loss                           (3,462,062)
Accumulated net realized loss                           (391,523,412)
Net unrealized appreciation                               31,291,481
                                                     ---------------
NET ASSETS                                           $ 1,103,326,976
                                                     ===============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $1,066,613,250)                                          78,401,231
Net asset value per share                                     $13.60
Offering price per share $13.6/(1-5.75%)                      $14.43
CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $36,713,726)                                              2,859,603
Net asset value and offering price per share                  $12.84

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                $ 4,150,225
Interest                                                     517,815
Security lending                                              16,197
Foreign taxes withheld                                        (2,651)
                                                         -----------
   Total investment income                                 4,681,586
                                                         -----------
EXPENSES
Investment advisory fee                                    4,376,856
Distribution fee, Class A                                  1,534,824
Distribution fee, Class B                                    212,875
Financial agent fee                                          227,907
Transfer agent                                             1,533,256
Printing                                                     119,356
Custodian                                                     54,636
Professional                                                  21,974
Registration                                                  20,043
Trustees                                                      13,676
Miscellaneous                                                 28,700
                                                         -----------
   Total expenses                                          8,144,103
   Custodian fees paid indirectly                               (455)
                                                         -----------
   Net expenses                                            8,143,648
                                                         -----------
NET INVESTMENT LOSS                                       (3,462,062)
                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                            4,817,678
Net change in unrealized appreciation (depreciation) on
 investments                                              (4,471,589)
                                                         -----------
NET GAIN ON INVESTMENTS                                      346,089
                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $(3,115,973)
                                                         ===========

                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Six Months
                                                                  Ended
                                                                 4/30/02          Year Ended
                                                               (Unaudited)         10/31/01
                                                              --------------    --------------
FROM OPERATIONS
 Net investment income (loss)                                 $   (3,462,062)   $   (8,453,162)
 Net realized gain (loss)                                          4,817,678      (393,747,092)
 Net change in unrealized appreciation (depreciation)             (4,471,589)     (954,559,048)
                                                              --------------    --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     (3,115,973)   (1,356,759,302)
                                                              ==============    ==============
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net realized long-term gains, Class A                                    --      (145,874,339)
 Net realized long-term gains, Class B                                    --        (5,484,185)
                                                              --------------    --------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                --      (151,358,524)
                                                              ==============    ==============
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (1,086,359 and 3,029,648
   shares, respectively)                                          16,193,457        58,271,150
 Net asset value of shares issued from reinvestment of
   distributions (0 and 6,347,342 shares, respectively)                   --       138,880,197
 Cost of shares repurchased (9,792,777 and 18,227,328
   shares, respectively)                                        (145,647,407)     (338,821,403)
                                                              --------------    --------------
Total                                                           (129,453,950)     (141,670,056)
                                                              --------------    --------------
CLASS B
 Proceeds from sales of shares (137,906 and 317,975 shares,
   respectively)                                                   1,952,088         5,852,758
 Net asset value of shares issued from reinvestment of
   distributions (0 and 251,613 shares, respectively)                     --         5,248,733
 Cost of shares repurchased (487,962 and 964,507 shares,
   respectively)                                                  (6,888,330)      (17,134,239)
                                                              --------------    --------------
Total                                                             (4,936,242)       (6,032,748)
                                                              --------------    --------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (134,390,192)     (147,702,804)
                                                              --------------    --------------
 NET INCREASE (DECREASE) IN NET ASSETS                          (137,506,165)   (1,655,820,630)
NET ASSETS
 Beginning of period                                           1,240,833,141     2,896,653,771
                                                              --------------    --------------
 END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
   ($3,462,062) AND $0, RESPECTIVELY]                         $1,103,326,976    $1,240,833,141
                                                              ==============    ==============

                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                              FINANCIAL HIGHLIGHTS

    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                       ---------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                         YEAR ENDED OCTOBER 31
                                         4/30/02          --------------------------------------------------
                                       (UNAUDITED)              2001              2000              1999
Net asset value, beginning of
 period                                  $13.76               $29.14            $29.61            $24.95
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(2)          (0.04)               (0.08)            (0.12)            (0.06)
 Net realized and unrealized gain
   (loss)                                 (0.12)              (13.76)             3.35              7.06
                                        -------                 ----              ----              ----
     TOTAL FROM INVESTMENT
       OPERATIONS                         (0.16)              (13.84)             3.23              7.00
                                        -------                 ----              ----              ----
LESS DISTRIBUTIONS
 Dividends from net investment
   income                                    --                   --                --                --
 Dividends from net realized gains           --                (1.54)            (3.70)            (2.39)
                                        -------                 ----              ----              ----
     TOTAL DISTRIBUTIONS                     --                (1.54)            (3.70)            (2.39)
                                        -------                 ----              ----              ----
Capital contribution from Adviser            --                   --                --              0.05
                                        -------                 ----              ----              ----
Change in net asset value                 (0.16)              (15.38)            (0.47)             4.66
                                        -------                 ----              ----              ----
NET ASSET VALUE, END OF PERIOD           $13.60               $13.76            $29.14            $29.61
                                        -------                 ----              ----              ----
                                        -------                 ----              ----              ----
Total return(1)                           (1.16)%(6)          (49.46)%           10.43%            29.76%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                           $1,066,613         $1,198,984        $2,796,095        $2,819,742
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                        1.26%(4)(5)          1.17%(4)          1.06%(4)          1.07%(4)
 Net investment income                    (0.52)%(5)           (0.42)%           (0.39)%           (0.23)%
Portfolio turnover rate                      79%(6)               63%               75%              100%

                                               CLASS A
                                     ----------------------------

                                        YEAR ENDED OCTOBER 31
                                     ----------------------------
                                           1998              1997
Net asset value, beginning of
 period                                  $27.83            $26.87
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(2)          (0.06)             0.14
 Net realized and unrealized gain
   (loss)                                  2.73              5.62
                                           ----              ----
     TOTAL FROM INVESTMENT
       OPERATIONS                          2.67              5.76
                                           ----              ----
LESS DISTRIBUTIONS
 Dividends from net investment
   income                                    --             (0.21)
 Dividends from net realized gains        (5.55)            (4.59)
                                           ----              ----
     TOTAL DISTRIBUTIONS                  (5.55)            (4.80)
                                           ----              ----
Capital contribution from Adviser            --                --
                                           ----              ----
Change in net asset value                 (2.88)             0.96
                                           ----              ----
NET ASSET VALUE, END OF PERIOD           $24.95            $27.83
                                           ----              ----
                                           ----              ----
Total return(1)                           12.26%            24.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                         $2,434,217        $2,518,289
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                        1.08%             1.10%
 Net investment income                    (0.22)%            0.53%
Portfolio turnover rate                     110%              196%

                                                                      CLASS B
                                       ---------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                         YEAR ENDED OCTOBER 31
                                         4/30/02          --------------------------------------------------
                                       (UNAUDITED)              2001              2000              1999
Net asset value, beginning of
 period                                  $13.04               $27.90            $28.68            $24.40
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(2)          (0.09)               (0.22)            (0.34)            (0.26)
 Net realized and unrealized gain
   (loss)                                 (0.11)              (13.10)             3.26              6.88
                                        -------                 ----              ----              ----
     TOTAL FROM INVESTMENT
       OPERATIONS                         (0.20)              (13.32)             2.92              6.62
                                        -------                 ----              ----              ----
LESS DISTRIBUTIONS
 Dividends from net investment
   income                                    --                   --                --                --
 Dividends from net realized gains           --                (1.54)            (3.70)            (2.39)
                                        -------                 ----              ----              ----
     TOTAL DISTRIBUTIONS                     --                (1.54)            (3.70)            (2.39)
                                        -------                 ----              ----              ----
Capital contribution from Adviser            --                   --                --              0.05
                                        -------                 ----              ----              ----
Change in net asset value                 (0.20)              (14.86)            (0.78)             4.28
                                        -------                 ----              ----              ----
NET ASSET VALUE, END OF PERIOD           $12.84               $13.04            $27.90            $28.68
                                        -------                 ----              ----              ----
                                        -------                 ----              ----              ----
Total return(1)                           (1.53)%(6)          (49.82)%            9.61%            28.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                            $36,714              $41,849          $100,558           $97,963
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                        2.01%(4)(5)          1.92%(4)          1.81%(4)          1.82%(4)
 Net investment income                    (1.27)%(5)           (1.16)%           (1.14)%           (0.99)%
Portfolio turnover rate                      79%(6)               63%               75%              100%

                                               CLASS B
                                     ----------------------------

                                        YEAR ENDED OCTOBER 31
                                     ----------------------------
                                           1998              1997
Net asset value, beginning of
 period                                  $27.51            $26.63
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)(2)          (0.24)            (0.06)
 Net realized and unrealized gain
   (loss)                                  2.68              5.57
                                           ----              ----
     TOTAL FROM INVESTMENT
       OPERATIONS                          2.44              5.51
                                           ----              ----
LESS DISTRIBUTIONS
 Dividends from net investment
   income                                    --             (0.04)
 Dividends from net realized gains        (5.55)            (4.59)
                                           ----              ----
     TOTAL DISTRIBUTIONS                  (5.55)            (4.63)
                                           ----              ----
Capital contribution from Adviser            --                --
                                           ----              ----
Change in net asset value                 (3.11)             0.88
                                           ----              ----
NET ASSET VALUE, END OF PERIOD           $24.40            $27.51
                                           ----              ----
                                           ----              ----
Total return(1)                           11.41%            23.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                            $76,060           $68,022
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                        1.83%             1.85%
 Net investment income                    (0.97)%           (0.25)%
Portfolio turnover rate                     110%              196%

(1)
  Maximum sales charge is not reflected in total return calculation.
(2)
  Computed using average shares outstanding.
(3)
  Total return includes the effect of the capital contribution from the Adviser (See Note 2). Without this contribution, total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(4)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)
  Annualized.
(6)
  Not annualized.

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------
ASSET-BACKED SECURITIES--2.3%

Consumer Credit Reference Index
Securities 02-2A, FX 10.421%,
3/22/07...........................                Ba       $    3,000  $  3,045,000

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(i)........................                Ba            3,000     2,940,000
-----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,911,086)                                              5,985,000
-----------------------------------------------------------------------------------

CORPORATE BONDS--63.2%

ADVERTISING--1.2%
Lamar Media Corp. 9.25%,
8/15/07...........................                 B            3,000     3,150,000

AIRLINES--1.0%
American Airlines, Inc. 144A
7.80%, 4/1/08(b)..................                Ba            2,500     2,507,000

ALTERNATIVE CARRIERS--0.8%
Crown Castle International Corp.
9%, 5/15/11.......................                 B              950       798,000

Crown Castle International Corp.
9.375%, 8/1/11....................                 B            1,500     1,297,500

Teligent, Inc. 11.50%,
12/1/07(e)(f)(g)(i)...............                NR            2,500           250
                                                                       ------------
                                                                          2,095,750
                                                                       ------------

ALUMINUM--1.1%
Century Aluminum Co. 11.75%,
4/15/08(j)........................                Ba            2,000     2,160,000

Kaiser Aluminum & Chemical Corp.
12.75%, 2/1/03(e)(f)..............                Ca            3,000       705,000
                                                                       ------------
                                                                          2,865,000
                                                                       ------------

APPAREL & ACCESSORIES--0.9%
Levi Strauss & Co. 6.80%,
11/1/03...........................                 B            1,450     1,428,250
Russell Corp. 144A 9.25%,
5/1/10(b).........................                 B            1,000     1,013,800
                                                                       ------------
                                                                          2,442,050
                                                                       ------------

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------

AUTO PARTS & EQUIPMENT--1.3%
CB Cambridge
Industries -- Liquidating Trust
Interests 0%, 12/24/05(e)(g)(i)...                NR       $    5,164  $    369,206

Collins & Aikman Products Co.
11.50%, 4/15/06...................                 B            2,000     2,025,000

Dura Operating Corp. Series D 9%,
5/1/09............................                 B            1,000     1,022,500
                                                                       ------------
                                                                          3,416,706
                                                                       ------------

BROADCASTING & CABLE TV--6.3%
Charter Communications Holdings
  LLC 8.25%, 4/1/07...............                 B            1,500     1,346,250

Charter Communications Holdings
LLC 11.125%, 1/15/11..............                 B            1,000       995,000

Charter Communications Holdings
LLC 10%, 5/15/11..................                 B            2,000     1,870,000

Emmis Communications Corp. 0%,
3/15/11(d)........................                 B            3,365     2,544,781

FrontierVision Holdings LP
11.875%, 9/15/07(d)...............                 B            3,400     3,272,499

Insight Communications Co., Inc.
0%, 2/15/11(d)(j).................                 B            3,000     1,927,500

Lin Holdings Corp. 0%,
3/1/08(d).........................                Caa           3,000     2,715,000

Paxson Communications, Inc. 144A
0%, 1/15/09(b)(d).................                 B            2,000     1,495,000
                                                                       ------------
                                                                         16,166,030
                                                                       ------------

BUILDING PRODUCTS--0.8%
Nortek, Inc. Series B 8.875%,
8/1/08............................                 B            2,050     2,091,000

CASINOS & GAMING--2.8%
Alliance Gaming Corp. Series B
10%, 8/1/07(j)....................                 B            2,945     3,121,700

MGM Mirage, Inc. 8.50%, 9/15/10...                Ba            2,425     2,586,932

Park Place Entertainment Corp.
9.375%, 2/15/07...................                Ba            1,450     1,555,125
                                                                       ------------
                                                                          7,263,757
                                                                       ------------

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------
COMMERCIAL PRINTING--0.8%
World Color Press, Inc. 8.375%,
11/15/08(j).......................                Baa      $    1,950  $  1,989,000

CONSTRUCTION & ENGINEERING--0.6%
Encompass Services Corp. 10.50%,
5/1/09............................                 B            2,500     1,625,000

CONSTRUCTION & FARM MACHINERY--0.8%
Terex Corp. 9.25%, 7/15/11........                 B            2,000     2,090,000

CONSUMER FINANCE--1.7%
CIT Group 7.375%, 4/2/07..........                 A            1,250     1,222,430
CIT Group 7.75%, 4/2/12...........                 A            1,750     1,732,708

Williams Scotsman, Inc. 144A
9.875%, 6/1/07(b).................                 B            1,450     1,475,375
                                                                       ------------
                                                                          4,430,513
                                                                       ------------

DISTILLERS & VINTNERS--0.4%
Constellation Brands, Inc. 8.125%,
 1/15/12..........................                Ba            1,000     1,020,000

DISTRIBUTORS--1.6%
Fisher Scientific International,
Inc. 9%, 2/1/08(j)................                 B            4,000     4,180,000
DIVERSIFIED CHEMICALS--0.6%
International Specialty Holdings,
Inc. 144A 10.625%, 12/15/09(b)....                 B            1,500     1,545,000

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Coinmach Corp. 144A 9%,
2/1/10(b).........................                 B            1,950     1,998,750
Service Corp. International 7.20%,
6/1/06............................                 B            1,450     1,341,250
                                                                       ------------
                                                                          3,340,000
                                                                       ------------

DIVERSIFIED FINANCIAL SERVICES--1.2%

Pemex Master Trust 144A 8.625%,
2/1/22(b).........................                Baa           1,500     1,545,000

Pemex Project Funding Master Trust
9.125%, 10/13/10..................                Baa           1,500     1,646,250
                                                                       ------------
                                                                          3,191,250
                                                                       ------------
ENVIRONMENTAL SERVICES--0.8%
Allied Waste Industries 7.40%,
9/15/35...........................                Ba            2,000     1,580,000
Synagro Technologies, Inc. 144A
9.50%, 4/1/09(b)..................                 B              450       459,000
                                                                       ------------
                                                                          2,039,000
                                                                       ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Terra Industries, Inc. 10.50%,
6/15/05...........................                Caa           1,570     1,344,313

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------

FOOD DISTRIBUTORS--1.2%
Fleming Cos., Inc. 10.625%,
7/31/07...........................                 B       $      950  $    980,875

Fleming Cos., Inc. 144A 10.625%,
7/31/07(b)........................                 B            2,000     2,065,000
                                                                       ------------
                                                                          3,045,875
                                                                       ------------

HEALTH CARE DISTRIBUTORS & SERVICES--3.1%
Fresenius Medical Capital Trust II
7.875%, 2/1/08....................                Ba            1,900     1,890,500

Rotech Healthcare, Inc. 144A
9.50%, 4/1/12(b)..................                 B            1,950     2,047,500

Team Health, Inc. Series B 12%,
3/15/09...........................                 B            3,600     4,014,000
                                                                       ------------
                                                                          7,952,000
                                                                       ------------

HEALTH CARE FACILITIES--1.2%
Extendicare Health Securities
9.35%, 12/15/07...................                 B            1,530     1,453,500

Healthsouth Corp. 8.375%,
10/1/11...........................                Ba            1,500     1,571,250
                                                                       ------------
                                                                          3,024,750
                                                                       ------------

HOMEBUILDING--4.0%
D.R. Horton, Inc. 7.875%,
  8/15/11.........................                Ba            2,900     2,834,750
Del Webb Corp. 9.375%, 5/1/09.....                Ba            2,450     2,590,875
Lennar Corp. 9.95%, 5/1/10........                Ba            1,450     1,631,250

WCI Communities, Inc. 10.625%,
2/15/11...........................                 B            2,950     3,171,250
                                                                       ------------
                                                                         10,228,125
                                                                       ------------

HOTELS--3.4%
Meristar Hospitality Corp. 8.75%,
8/15/07...........................                 B            1,950     1,930,500

Park Place Entertainment, Inc. 7%,
7/15/04...........................                Ba            2,450     2,472,175

Royal Caribbean Cruises 7%,
10/15/07..........................                Ba            2,000     1,852,440

Starwood Hotels Resorts 144A
7.875%, 5/1/12(b).................                Ba            2,500     2,509,375
                                                                       ------------
                                                                          8,764,490
                                                                       ------------

HOUSEHOLD PRODUCTS--1.1%
AKI, Inc. 10.50%, 7/1/08..........                 B            3,000     2,850,000

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------
HOUSEWARES & SPECIALTIES--0.6%
Samsonite Corp. 10.75%, 6/15/08...                Caa      $    2,000  $  1,610,000
INDUSTRIAL MACHINERY--1.2%
Dresser, Inc. 9.375%, 4/15/11.....                 B              950       986,813
Dresser, Inc. 144A 9.375%,
4/15/11(b)........................                 B            1,000     1,038,750

NSM Steel Ltd. Series B 144A 0%,
2/1/08(b)(e)(f)(g)(i).............                NR            7,500       187,500

Park-Ohio Industries, Inc. 9.25%,
12/1/07...........................                Caa           1,000       640,000

Stellex Technologies, Inc. Series
B 9.50%, 11/1/07(e)(f)(g)(i)......                NR            8,500       170,000
                                                                       ------------
                                                                          3,023,063
                                                                       ------------

LEISURE FACILITIES--1.7%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07(j)......                 B            4,200     4,273,500

MULTI-UTILITIES--1.1%
AES Corp. 8.875%, 2/15/11.........                Ba              875       713,125
Calpine Corp. 8.25%, 8/15/05(j)...                 B            1,425     1,283,564
Calpine Corp. 8.625%, 8/15/10.....                 B            1,000       856,430
                                                                       ------------
                                                                          2,853,119
                                                                       ------------

OIL & GAS EQUIPMENT & SERVICES--1.5%
Universal Compression, Inc. 0%,
2/15/08(d)........................                 B            4,000     3,920,000
OIL & GAS EXPLORATION & PRODUCTION--3.6%
Chesapeake Energy Corp. 8.375%,
11/1/08...........................                 B            2,900     2,936,250

Hanover Equipment Trust Class A
144A 8.50%, 9/1/08(b).............                Ba            2,500     2,537,500
Magnum Hunter 144A 9.60%,
3/15/12(b)........................                 B              700       738,500
Sesi L.L.C. 8.875%, 5/15/11.......                 B            2,950     2,964,750
                                                                       ------------
                                                                          9,177,000
                                                                       ------------

PAPER PRODUCTS--0.4%
Fibermark, Inc. 10.75%, 4/15/11...                 B            1,000       950,000

PUBLISHING & PRINTING--1.1%
Belo Corp. 8%, 11/1/08............                Baa             830       859,794

Garden State Newspapers, Inc.
Series B 8.75%, 10/1/09...........                 B            1,950     1,947,562
                                                                       ------------
                                                                          2,807,356
                                                                       ------------

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------

REAL ESTATE INVESTMENT TRUSTS--1.2%
Host Marriott LP 144A 9.50%,
1/15/07(b)........................                Ba       $    1,950  $  2,069,438
Ventas Reality LP 144A 9%,
5/1/12(b).........................                Ba            1,000     1,027,500
                                                                       ------------
                                                                          3,096,938
                                                                       ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.0%
Waterford Gaming LLC 144A 9.50%,
3/15/10(b)........................                 B            4,854     5,029,958

SEMICONDUCTORS--1.0%
Fairchild Semiconductor Corp.
10.125%, 3/15/07..................                 B            2,500     2,634,375

SPECIALTY CHEMICALS--0.8%
Huntsman International LLC 144A
9.875%, 3/1/09(b).................                 B            1,950     1,969,500

SPECIALTY STORES--2.5%
Johnsondiversey, Inc. 144A 9.625%,
5/15/12(b)........................                 B            1,950     2,035,313

United Rentals, Inc. Series B
9.50%, 6/1/08(j)..................                 B            4,125     4,259,063
                                                                       ------------
                                                                          6,294,376
                                                                       ------------

STEEL--1.0%
Steel Dynamics, Inc. 144A 9.50%,
3/15/09(b)........................                 B            1,450     1,529,750

WCI Steel, Inc. 10%, 12/1/04......                Caa           2,200     1,056,000
                                                                       ------------
                                                                          2,585,750
                                                                       ------------

TELECOMMUNICATIONS EQUIPMENT--0.9%
Qwest Capital Funding, Inc.
5.875%, 8/3/04....................                Baa           2,000     1,649,518
Qwest Capital Funding, Inc. 7.90%,
8/15/10...........................                Baa             950       699,408
                                                                       ------------
                                                                          2,348,926
                                                                       ------------

WIRELESS TELECOMMUNICATION SERVICES--2.1%
Airgate PCS, Inc. 0%,
  10/1/09(d)......................                Caa           2,000     1,330,000

Leap Wireless International, Inc.
0%, 4/15/10(d)....................                Caa           3,500       945,000

McCaw International Ltd. 0%,
4/15/07(d)........................                Ca            5,000       300,000

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------
WIRELESS TELECOMMUNICATION SERVICES--CONTINUED
Triton PCS, Inc. 0%, 5/1/08(d)....                 B       $    1,000  $    885,000
Triton PCS, Inc. 8.75%,
11/15/11..........................                 B            2,000     1,880,000
                                                                       ------------
                                                                          5,340,000
                                                                       ------------
-----------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $177,080,935)                                          162,570,470
-----------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--1.5%

First Chicago/Lennar Trust
97-CHL1, E 8.067%,
4/29/39(d)(j).....................               B(c)           5,000     3,964,845
-----------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,049,438)                                              3,964,845
-----------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

PHILIPPINES--0.6%
Republic of the Philippines
8.375%, 3/12/09...................                Ba            1,500     1,521,563

RUSSIA--0.3%
Russian Federation RegS 5%,
 3/31/30(d).......................                Ba            1,000       693,750
-----------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,101,201)                                              2,215,313
-----------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--13.2%

BAHAMAS--1.8%
Sun International Hotels Ltd.
8.625%, 12/15/07..................                 B            3,000     3,075,000

Teekay Shipping Corp. 8.875%,
7/15/11...........................                Ba            1,450     1,522,500
                                                                       ------------
                                                                          4,597,500
                                                                       ------------

CANADA--2.7%
Methanex Corp. 7.75%, 8/15/05.....                Ba            1,400     1,372,000

Microcell Telecommunications, Inc.
Series B 14%, 6/1/06(d)...........                Caa           2,750     1,581,250

Quebecor Media, Inc. 11.125%,
7/15/11...........................                 B            2,000     2,132,500

Tembec Industries, Inc. 144A
7.75%, 3/15/12(b).................                Ba            1,885     1,885,000
                                                                       ------------
                                                                          6,970,750
                                                                       ------------

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------

CAYMAN ISLANDS--1.5%
Battery Park CDO Ltd. Series 5
144A 15.407%, 2/10/11(b)(i).......                Caa      $    2,000  $  1,860,000

Petrobas International Finance
9.75%, 7/6/11.....................                Baa           2,000     2,030,000
                                                                       ------------
                                                                          3,890,000
                                                                       ------------
GERMANY--0.1%
Callahan Nordrhein-Westfalen Gmb H
14%, 7/15/10......................                Caa           2,000       360,000

ISRAEL--1.2%
Partner Communications Co. Ltd.
Series DTC 13%, 8/15/10...........                 B            3,000     2,985,000

LUXEMBOURG--0.8%
Ispat Europe Group SA 11.875%,
2/1/11(h).........................                Caa           1,500     1,148,866

Sanitec International SA 144A 9%,
5/15/12(b)........................                 B            1,000       901,071
                                                                       ------------
                                                                          2,049,937
                                                                       ------------
MEXICO--3.1%
Corporacion Durango SA de CV
13.125%, 8/1/06...................                 B            1,000     1,011,250

Grupo Industrial Durango 12.625%,
8/1/03............................                 B            1,500     1,545,000

Grupo Televisa S.A. 144A 8%,
9/13/11(b)........................                Baa           2,500     2,562,500

Grupo Transportacion Ferroviaria
Mexicana SA de CV 0%,
6/15/09(d)........................                 B            3,000     2,805,000
                                                                       ------------
                                                                          7,923,750
                                                                       ------------
NETHERLANDS--0.8%
PTC International Finance BV 0%,
7/1/07(d).........................                 B            2,000     2,005,000

POLAND--0.0%
Poland Telecom Finance Series B
14%, 12/1/07(e)(f)(g)(i)..........                NR            5,000        62,500

RUSSIA--0.5%
Vimplecom BV 144A 10.45%,
4/26/05(b)........................                 B            1,200     1,212,000

UNITED KINGDOM--0.7%
Xerox Capital Europe PLC 5.875%,
5/15/04...........................                Ba            1,950     1,784,328
-----------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $41,200,539)                                            33,840,765
-----------------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------
CONVERTIBLE BONDS--4.6%

BROADCASTING & CABLE TV--1.8%
EchoStar Communications Corp. Cv.
5.75%, 5/15/08....................                Caa      $    5,000  $  4,537,499

HEALTH CARE FACILITIES--1.1%
HEALTHSOUTH Corp. Cv. 3.25%,
4/1/03............................                Ba            2,960     2,911,900

OIL & GAS DRILLING--1.1%
Parker Drilling Co. Cv. 5.50%,
8/1/04............................                 B            3,150     2,838,938

OIL & GAS EQUIPMENT & SERVICES--0.6%
Hanover Compress CV 4.75%,
3/15/08...........................                Ba            1,750     1,428,438
-----------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $12,081,479)                                            11,716,775
-----------------------------------------------------------------------------------
CREDIT LINKED NOTES--3.2%
ALTERNATIVE CARRIERS--1.3%
Earls Four Limited Series 495 144A
Repackaged American Tower Corp.
10.25%, 2/15/07(b)(i).............                NR            5,000     3,325,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
STEERS(R) Credit Linked Trust
2001, Series SLR-2 Repackaged
Selectron Corp. 5.90%,
5/20/03(d)(i).....................                Ba            5,000     4,884,000
-----------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $10,000,000)                                             8,209,000
-----------------------------------------------------------------------------------
LOAN PARTICIPATION--1.0%

BROADCASTING & CABLE TV--1.0%
UPC Financing Partnership Term
Loan C2 5.88%, 3/31/09(d).........                NR            3,000     2,527,500
-----------------------------------------------------------------------------------
TOTAL LOAN PARTICIPATION
(IDENTIFIED COST $2,308,253)                                              2,527,500
-----------------------------------------------------------------------------------

HIGH YIELD DEBT INDEX SECURITIES--2.0%

JP Morgan High Yield Debt
Index-100 9.40%, 11/15/06                         NR            4,950     5,129,437
-----------------------------------------------------------------------------------
TOTAL HIGH YIELD DEBT INDEX SECURITIES
(IDENTIFIED COST $5,127,273)                                              5,129,437
-----------------------------------------------------------------------------------

                                                              PAR
                                                MOODY'S      VALUE
                                                RATING       (000)        VALUE
                                              -----------  ----------  ------------

TRADED CUSTODY RECEIPTS--2.0%

Morgan Stanley Traded Custody
Receipts 144A 8.152%,
5/1/12(b)(d)......................                 A       $    5,010  $  5,047,825
-----------------------------------------------------------------------------------
TOTAL TRADED CUSTODY RECEIPTS
(IDENTIFIED COST $5,119,368)                                              5,047,825
-----------------------------------------------------------------------------------
                                                             SHARES
                                                           ----------
PREFERRED STOCKS--3.0%

ALTERNATIVE CARRIERS--0.0%
Global Crossing Holdings Ltd. Pfd.
PIK 10.50%(f).....................                              3,963             0

McLeod USA, Inc. Series A Pfd.
2.50%.............................                              6,727        36,057
                                                                       ------------
                                                                             36,057
                                                                       ------------

BROADCASTING & CABLE TV--1.5%
Adelphia Communications Corp.
Series B Pfd. 13%.................                             20,255     1,600,145

Cablevision Systems Corp. Series M
Pfd. 11.125%......................                             15,000     1,402,500

Cablevision Systems Corp. Series H
Pfd. 11.75%.......................                             10,000       945,000
                                                                       ------------
                                                                          3,947,645
                                                                       ------------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Dobson Communications Corp. Pfd.
PIK 12.25%........................                             35,380     2,918,850

Nextel Communications, Inc. Series
E Pfd. PIK 11.125%................                             23,170       915,215
                                                                       ------------
                                                                          3,834,065
                                                                       ------------
-----------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $9,635,313)                                              7,817,767
-----------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.6%

SPECIALTY CHEMICALS--0.6%
Avecia Group plc Pfd. 16% (United
Kingdom)..........................                             60,000     1,500,000
-----------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $1,560,000)                                              1,500,000
-----------------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                                                  SHARES       VALUE
                                                ----------  ------------
COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class
C(g)(i)...........................              $       76  $     97,992
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $357,881)                                        97,992
------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.0%

ALTERNATIVE CARRIERS--0.0%
GT Group Telecom, Inc. Class B
(Canada)(e).......................                  39,000         9,750
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $430,250)                                         9,750
------------------------------------------------------------------------

WARRANTS--0.0%

AEROSPACE & DEFENSE--0.0%
Loral Space & Communications, Inc.
Warrants(e).......................                   8,000         8,000
ALTERNATIVE CARRIERS--0.0%
GT Group Telecom, Inc. 144A
Warrants (Canada)(b)(e)...........                   3,950         7,900

McLeod USA, Inc. Warrants.........                  14,907         2,981
                                                            ------------
                                                                  10,881
                                                            ------------
BROADCASTING & CABLE TV--0.0%
Atlantic Telecom Group PLC
Warrants (United Kingdom)(e)......                   3,125           282

INDUSTRIAL MACHINERY--0.0%
NSM Steel Ltd. 144A
Warrants(b)(e)(g)(i)..............               4,748,195        47,482

INTERNET SOFTWARE & SERVICES--0.0%
KMC Telecom Holdings, Inc. 144A
Warrants(b)(e)....................                   8,000            80


                                                  SHARES       VALUE
                                                ----------  ------------

WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc.
144A Warrants(b)(e)...............              $    3,500  $      5,600
------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $22,717)                                         72,325
------------------------------------------------------------------------
------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.5%
(IDENTIFIED COST $276,985,733)                               250,704,764
------------------------------------------------------------------------
                                    STANDARD       PAR
                                    & POOR'S      VALUE
                                     RATING       (000)
                                   -----------  ----------
SHORT-TERM OBLIGATIONS--3.5%

COMMERCIAL PAPER--1.6%
Abbott Laboratories 1.80%,
5/1/02............................    A-1+      $    2,605     2,605,000

General Electric Capital Corp.
1.75%, 5/23/02....................    A-1+           1,525     1,523,369
                                                            ------------
                                                               4,128,369
                                                            ------------

FEDERAL AGENCY SECURITIES--1.9%
Federal Farm Credit Bank 1.77%,
5/3/02............................     AAA           2,000     1,999,803

Federal Home Loan Bank 1.73%,
5/24/02...........................     AAA           2,920     2,916,773
                                                            ------------
                                                               4,916,576
                                                            ------------
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,044,945)                                   9,044,945
------------------------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $286,030,678)                               259,749,709(a)

Other assets and liabilities, net--(1.0%)                     (2,529,528)
                                                            ------------
NET ASSETS--100.0%                                          $257,220,181
                                                            ============

(a)
  Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,516,328 and gross depreciation of $34,557,543 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $286,790,924.
(b)
  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $53,678,967 or 20.9% of net assets.
(c)
  As rated by Standard & Poor's, or Fitch.
(d)
  Variable or step coupon security; interest rate reflects the rate currently in effect.
(e)
  Non-income producing.
(f)
  Security in default.
(g)
  Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2002, these securities, which are included in illiquid securities below, amounted to $934,930 or 0.4% of net assets.
(h)
  Par value represents Euro.
(i)
  Illiquid. At April 30, 2002, these securities amounted to a value of $13,943,930 or 5.4% of net assets.
(j)
  All or portion segregated as collateral for swap transactions and forward currency contracts.
                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
 $286,030,678)                                         $ 259,749,709
Cash                                                           1,418
Receivables
 Interest and dividends                                    5,257,864
 Investment securities sold                                3,512,152
 Cash collateral held for swap agreements                  1,173,500
 Fund shares sold                                            438,234
 Receivable from adviser                                         295
Net unrealized appreciation on forward contracts              90,298
Prepaid expenses                                                 483
                                                       -------------
   Total assets                                          270,223,953
                                                       -------------
LIABILITIES
Payables
 Investment securities purchased                           9,753,223
 Fund shares repurchased                                     472,073
 Investment advisory fee                                     137,345
 Transfer agent fee                                          110,295
 Distribution fee                                             72,866
 Financial agent fee                                          19,150
 Trustees' fee                                                 5,286
Net unrealized depreciation on swap agreements             2,387,000
Accrued expenses                                              46,534
                                                       -------------
   Total liabilities                                      13,003,772
                                                       -------------
NET ASSETS                                             $ 257,220,181
                                                       =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $ 537,224,821
Distributions in excess of net investment income          (1,120,824)
Accumulated net realized loss                           (250,306,309)
Net unrealized depreciation                              (28,577,507)
                                                       -------------
NET ASSETS                                             $ 257,220,181
                                                       =============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $224,652,539)                                            43,429,589
Net asset value per share                                      $5.17
Offering price per share $5.17/(1-4.75%)                       $5.43
CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $29,941,275)                                              5,845,225
Net asset value and offering price per share                   $5.12
CLASS C
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $2,626,367)                                                 510,698
Net asset value and offering price per share                   $5.14

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                $ 13,403,410
Dividends                                                    945,134
                                                        ------------
   Total investment income                                14,348,544
                                                        ------------
EXPENSES
Investment advisory fee                                      843,898
Distribution fee, Class A                                    282,815
Distribution fee, Class B                                    154,160
Distribution fee, Class C                                     12,886
Financial agent fee                                          114,015
Transfer agent                                               316,658
Printing                                                      27,117
Custodian                                                     20,710
Registration                                                  16,092
Professional                                                  13,857
Trustees                                                      13,676
Miscellaneous                                                  8,636
                                                        ------------
   Total expenses                                          1,824,520
   Custodian fees paid indirectly                            (15,425)
                                                        ------------
   Net expenses                                            1,809,095
                                                        ------------
NET INVESTMENT INCOME                                     12,539,449
                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                          (54,912,938)
Net realized loss on swap agreements                        (133,320)
Net realized loss on foreign currency transactions           (29,400)
Net change in unrealized appreciation (depreciation)
 on investments                                           55,549,382
Net change in unrealized appreciation (depreciation)
 on foreign currency and foreign currency transactions        73,782
Net change in unrealized appreciation (depreciation)
 on swap agreements                                         (242,186)
                                                        ------------
NET GAIN ON INVESTMENTS                                      305,320
                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 12,844,769
                                                        ============

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                                4/30/02        Year Ended
                                                              (Unaudited)       10/31/01
                                                              ------------    ------------
FROM OPERATIONS
 Net investment income (loss)                                 $ 12,539,449    $ 34,962,615
 Net realized gain (loss)                                      (55,075,658)    (66,450,747)
 Net change in unrealized appreciation (depreciation)           55,380,978      (2,984,814)
                                                              ------------    ------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   12,844,769     (34,472,946)
                                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, Class A                                (11,978,592)    (35,093,621)
 Net investment income, Class B                                 (1,544,372)     (4,651,074)
 Net investment income, Class C                                   (127,027)       (351,547)
                                                              ------------    ------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (13,649,991)    (40,096,242)
                                                              ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (4,357,448 and 15,929,891
   shares, respectively)                                        22,793,544      98,739,284
 Net asset value of shares issued from reinvestment of
   distributions
   (1,243,855 and 3,228,506 shares, respectively)                6,467,507      19,412,956
 Cost of shares repurchased (7,577,338 and 21,183,299
   shares, respectively)                                       (39,595,144)   (130,013,962)
                                                              ------------    ------------
Total                                                          (10,334,093)    (11,861,722)
                                                              ------------    ------------
CLASS B
 Proceeds from sales of shares (1,424,514 and 3,407,700
   shares, respectively)                                         7,374,893      21,015,049
 Net asset value of shares issued from reinvestment of
   distributions
   (121,041 and 300,760 shares, respectively)                      624,412       1,805,123
 Cost of shares repurchased (1,549,978 and 4,445,240 shares,
   respectively)                                                (7,982,909)    (27,044,594)
                                                              ------------    ------------
Total                                                               16,396      (4,224,422)
                                                              ------------    ------------
CLASS C
 Proceeds from sales of shares (201,204 and 579,234 shares,
   respectively)                                                 1,055,842       3,548,377
 Net asset value of shares issued from reinvestment of
   distributions
   (8,427 and 21,047 shares, respectively)                          43,602         126,752
 Cost of shares repurchased (166,674 and 542,175 shares,
   respectively)                                                  (866,209)     (3,250,251)
                                                              ------------    ------------
Total                                                              233,235         424,878
                                                              ------------    ------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS     (10,084,462)    (15,661,266)
                                                              ------------    ------------
 NET INCREASE (DECREASE) IN NET ASSETS                         (10,889,684)    (90,230,454)
NET ASSETS
 Beginning of period                                           268,109,865     358,340,319
                                                              ------------    ------------
 END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME OF ($1,120,824) AND ($10,282),
   RESPECTIVELY]                                              $257,220,181    $268,109,865
                                                              ============    ============

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS

    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS                           YEAR ENDED OCTOBER 31
                                                     ENDED         --------------------------------------------------------------
                                                    4/30/02                          2000          1999          1998
                                                  (UNAUDITED)          2001                                                  1997
Net asset value, beginning of period                 $5.19            $6.59         $7.53         $7.55         $9.09       $8.63
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                         0.25(4)          0.65(4)       0.79          0.76          0.83        0.80
 Net realized and unrealized gain (loss)              0.01            (1.30)        (0.95)           --         (1.56)       0.46
                                                    ------              ---           ---           ---           ---         ---
     TOTAL FROM INVESTMENT OPERATIONS                 0.26            (0.65)        (0.16)         0.76         (0.73)       1.26
                                                    ------              ---           ---           ---           ---         ---
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.28)           (0.75)        (0.78)        (0.78)        (0.81)      (0.80)
                                                    ------              ---           ---           ---           ---         ---
     TOTAL DISTRIBUTIONS                             (0.28)           (0.75)        (0.78)        (0.78)        (0.81)      (0.80)
                                                    ------              ---           ---           ---           ---         ---
Change in net asset value                            (0.02)           (1.40)        (0.94)        (0.02)        (1.54)       0.46
                                                    ------              ---           ---           ---           ---         ---
NET ASSET VALUE, END OF PERIOD                       $5.17            $5.19         $6.59         $7.53         $7.55       $9.09
                                                    ------              ---           ---           ---           ---         ---
                                                    ------              ---           ---           ---           ---         ---
Total return(1)                                    5.00%(7)          (10.87)%       (2.65)%      10.16%         (8.97)%    15.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $224,653         $235,623      $312,544      $391,057      $427,659    $532,906
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                   1.31%(5)(6)      1.28%(3)      1.22%(3)      1.16%(2)      1.12%       1.11%
 Net investment income                                9.77%(6)        10.69%        10.35%         9.71%         9.13%       8.76%
Portfolio turnover rate                                 62%(7)          100%           80%           73%          103%        167%

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS                           YEAR ENDED OCTOBER 31
                                                     ENDED         --------------------------------------------------------------
                                                    4/30/02                          2000          1999          1998
                                                  (UNAUDITED)          2001                                                  1997
Net asset value, beginning of period                 $5.14            $6.54         $7.51         $7.52         $9.07       $8.63
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                         0.23(4)          0.60(4)       0.72          0.70          0.76        0.73
 Net realized and unrealized gain (loss)              0.01            (1.30)        (0.95)         0.01         (1.55)       0.46
                                                    ------              ---           ---           ---           ---         ---
     TOTAL FROM INVESTMENT OPERATIONS                 0.24            (0.70)        (0.23)         0.71         (0.79)       1.19
                                                    ------              ---           ---           ---           ---         ---
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.26)           (0.70)        (0.74)        (0.72)        (0.76)      (0.75)
                                                    ------              ---           ---           ---           ---         ---
     TOTAL DISTRIBUTIONS                             (0.26)           (0.70)        (0.74)        (0.72)        (0.76)      (0.75)
                                                    ------              ---           ---           ---           ---         ---
Change in net asset value                            (0.02)           (1.40)        (0.97)        (0.01)        (1.55)       0.44
                                                    ------              ---           ---           ---           ---         ---
NET ASSET VALUE, END OF PERIOD                       $5.12            $5.14         $6.54         $7.51         $7.52       $9.07
                                                    ------              ---           ---           ---           ---         ---
                                                    ------              ---           ---           ---           ---         ---
Total return(1)                                       4.66%(7)       (11.59)%       (3.52)%        9.37%        (9.61)%     14.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $29,941          $30,073       $43,108       $59,547       $61,026     $52,184
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                   2.06%(5)(6)      2.03%(3)      1.97%(3)      1.91%(2)      1.88%       1.86%
 Net investment income                                8.92%(6)         9.93%         9.62%         8.94%         8.46%       8.00%
Portfolio turnover rate                                 62%(7)          100%           80%           73%          103%        167%

(1)
  Maximum sales charge is not reflected in total return calculation.
(2)
  For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(3)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)
  Computed using average shares outstanding.
(5)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.30% and 2.05% for Class A and Class B, respectively.
(6)
  Annualized.
(7)
  Not annualized.
                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                  SIX MONTHS                                              FROM
                                                                     ENDED             YEAR ENDED OCTOBER 31           INCEPTION
                                                                    4/30/02        ------------------------------      2/27/98 TO
                                                                  (UNAUDITED)        2001        2000        1999       10/31/98
Net asset value, beginning of period                                 $5.16          $6.56       $7.53       $7.54         $9.31
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                         0.22(6)        0.60(6)     0.73        0.71          0.50
 Net realized and unrealized gain (loss)                              0.02          (1.30)      (0.96)         --         (1.76)
                                                                    ------            ---         ---         ---         -----
     TOTAL FROM INVESTMENT OPERATIONS                                 0.24          (0.70)      (0.23)       0.71         (1.26)
                                                                    ------            ---         ---         ---         -----
LESS DISTRIBUTIONS
 Dividends from net investment income                                (0.26)         (0.70)      (0.74)      (0.72)        (0.51)
                                                                    ------            ---         ---         ---         -----
     TOTAL DISTRIBUTIONS                                             (0.26)         (0.70)      (0.74)      (0.72)        (0.51)
                                                                    ------            ---         ---         ---         -----
Change in net asset value                                            (0.02)         (1.40)      (0.97)      (0.01)        (1.77)
                                                                    ------            ---         ---         ---         -----
NET ASSET VALUE, END OF PERIOD                                       $5.14          $5.16       $6.56       $7.53         $7.54
                                                                    ------            ---         ---         ---         -----
                                                                    ------            ---         ---         ---         -----
Total return(1)                                                       4.62%(3)     (11.56)%     (3.51)%      9.38%       (14.09)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $2,626         $2,413      $2,689      $3,052        $1,669
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                                   2.06%(2)(5)    2.03%(5)    1.97%(4)    1.91%(4)      1.88%(2)
 Net investment income                                                8.52%(2)       9.92%       9.69%       8.85%         8.94%(2)
Portfolio turnover rate                                                 62%(3)        100%         80%         73%          103%(3)

(1)
  Maximum sales charge is not reflected in total return calculation.
(2)
  Annualized.
(3)
  Not annualized.
(4)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)
  For the periods ended April 30, 2002 and October 31, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.05% and 2.02%, respectively.
(6)
  Computed using average shares outstanding.
                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)

FACE
VALUE                                 INTEREST   MATURITY
(000)          DESCRIPTION              RATE       DATE        VALUE
-----          -----------            --------   --------   ------------
FEDERAL AGENCY SECURITIES--11.8%

2,500  FHLB(c)(d)..................      2.50%    5/1/02    $  2,500,000
5,000  FFCB(c).....................      6.88     5/1/02       5,000,000
3,500  FHLB(c)(d)..................      2.26     5/3/02       3,500,000
3,500  FHLB(c).....................      4.13     5/3/02       3,499,985
2,500  FHLB(c)(d)..................      2.95     5/8/02       2,500,000
  610  Fannie Mae(c)(d)............      6.78    5/30/02         611,619
1,400  FHLB(c)(d)..................      2.50    6/12/02       1,400,000
2,500  FHLB(c).....................      6.88    7/18/02       2,516,946
------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                               21,528,550
------------------------------------------------------------------------
                                                  RESET
                                                   DATE
                                                 --------
FEDERAL AGENCY SECURITIES-- VARIABLE(b)--7.5%

1,532  SBA (Final Maturity
       3/25/24)....................      2.13     5/1/02       1,532,085
  209  SBA (Final Maturity
       1/25/21)....................      2.25     5/1/02         208,294

4,000  Fannie Mae (Final Maturity
       5/13/02)....................      1.81    5/13/02       3,999,938

1,823  SBA (Final Maturity
       9/25/23)....................      2.13     7/1/02       1,823,338
1,137  SBA (Final Maturity
       10/25/22)...................      2.25     7/1/02       1,136,103
  762  SBA (Final Maturity
       2/25/23)....................      2.25     7/1/02         761,830
1,700  SBA (Final Maturity
       2/25/23)....................      2.25     7/1/02       1,699,726
  317  SBA (Final Maturity
       5/25/21)....................      2.25     7/1/02         316,480
2,200  SBA (Final Maturity
       11/25/21)...................      2.38     7/1/02       2,198,756
------------------------------------------------------------------------
     TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                13,676,550
------------------------------------------------------------------------
                           STANDARD
                           & POOR'S              MATURITY
                            RATING                 DATE
                           --------              --------
COMMERCIAL PAPER--43.0%

1,150  SBC
       Communications,
       Inc. .............   A-1+         1.80     5/1/02       1,150,000

4,145  Park Avenue
       Receivables
       Corp. ............   A-1          1.90     5/1/02       4,145,000

1,950  Asset
       Securitization
       Corp. ............   A-1+         1.75     5/3/02       1,949,810

3,630  Marsh & McLennan
       Co., Inc. ........   A-1+         1.77     5/3/02       3,629,643

  960  Kraft Foods,
       Inc. .............   A-1          1.80     5/3/02         959,904

FACE                       STANDARD
VALUE                      & POOR'S   INTEREST   MATURITY
(000)     DESCRIPTION       RATING      RATE       DATE        VALUE
-----     -----------      --------   --------   --------   ------------

1,215  Receivables
       Capital Corp. ....   A-1+         1.82%    5/6/02    $  1,214,693

  805  Bavaria Universal
       Funding Corp. ....   A-1          1.83     5/6/02         804,795

2,127  ABSC Capital
       Corp. ............   A-1+         1.83     5/7/02       2,126,351

3,000  Lexington Parker
       Capital Co. LLC...   A-1          1.85     5/7/02       2,999,075

3,500  Special Purpose
       Accounts
       Receivable
       Cooperative
       Corp. ............   A-1          1.87     5/8/02       3,498,727

2,500  Special Purpose
       Accounts
       Receivable
       Cooperative
       Corp. ............   A-1          1.80     5/9/02       2,499,000

6,500  Honeywell
       International,
       Inc. .............   A-1          1.75    5/10/02       6,497,156

  500  Delaware Funding
       Corp. ............   A-1+         1.88    5/13/02         499,687

2,500  Govco, Inc. ......   A-1+         1.80    5/15/02       2,498,250

2,000  Emerson Electric
       Co. ..............   A-1          1.84    5/15/02       1,998,569

3,000  ABSC Capital
       Corp. ............   A-1+         1.82    5/17/02       2,997,573

2,500  Household Finance
       Corp. ............    A           1.84    5/17/02       2,497,956

2,940  Marsh & McLennan
       Co., Inc. ........   A-1+         1.78    5/21/02       2,937,093

1,169  Delaware Funding
       Corp. ............   A-1+         1.80    5/21/02       1,167,831

1,066  Receivables
       Capital Corp. ....   A-1+         1.83    5/21/02       1,064,916

  750  General Electric
       Capital Corp. ....   A-1+         1.76    5/23/02         749,193

3,000  Preferred
       Receivables
       Funding Corp. ....   A-1          1.77    5/24/02       2,996,608

3,510  ABSC Capital
       Corp. ............   A-1+         1.80    5/28/02       3,505,262

2,000  Enterprise Funding
       Corp. ............   A-1+         1.80    5/31/02       1,997,000

                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

FACE                       STANDARD
VALUE                      & POOR'S   INTEREST   MATURITY
(000)     DESCRIPTION       RATING      RATE       DATE        VALUE
-----     -----------      --------   --------   --------   ------------
2,500  Verizon Network
       Funding...........   A-1+         1.77%    6/3/02    $  2,495,944

  935  Verizon Network
       Funding...........   A-1+         1.78     6/4/02         933,428

  500  Lexington Parker
       Capital...........   A-1          1.87     6/4/02         499,117

2,500  Lexington Parker
       Capital Co. LLC...   A-1          1.83    6/10/02       2,494,917

1,620  Receivables
       Capital Corp. ....   A-1+         1.91    6/10/02       1,616,562

2,500  Special Purpose
       Accounts
       Receivable
       Cooperative
       Corp..............   A-1          1.80    6/17/02       2,494,125

1,905  Verizon Network
       Funding...........   A-1+         1.89    6/18/02       1,900,199

2,070  Verizon Network
       Funding...........   A-1+         1.78    6/19/02       2,064,985

  439  Kraft Foods,
       Inc. .............    A-          1.85    6/19/02         437,895
2,500  Beta Finance,
       Inc. .............   AAA          1.95    8/19/02       2,485,104

5,000  Private Export
       Fund Corp. .......   AAA          2.15    9/25/02       4,956,104
------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                        78,762,472
------------------------------------------------------------------------

MEDIUM-TERM NOTES(c)--26.7%

1,000  Wal-Mart Stores,
       Inc.(b)(d)........    AA          5.45     6/1/02       1,017,881

3,500  S.B.C.
       Communications,
       Inc.(b)(d)........   AA-          4.25     6/5/02       3,506,169

4,250  BellSouth
       Telecommunications
       Corp.(b)(d).......    AA          6.00    6/15/02       4,269,551

  500  Bank of America
       Corp. ............    A           8.13    6/15/02         503,403

8,600  McDonald's
       Corp.(b)(d).......    A+          6.00    6/23/02       8,634,263

1,500  Associates
       Corp. ............   AA-          6.50    7/15/02       1,507,528

2,620  Bank of America
       Corp. ............    A           7.75    7/15/02       2,651,403

  577  Merrill Lynch &
       Co., Inc. ........   AA-          7.36    7/24/02         583,265

FACE                       STANDARD
VALUE                      & POOR'S   INTEREST   MATURITY
(000)     DESCRIPTION       RATING      RATE       DATE        VALUE
-----     -----------      --------   --------   --------   ------------

  650  Du Pont (E.I.) de
       Nemours & Co. ....   AA-          6.50%    9/1/02    $    658,166

2,500  General Electric
       Capital Corp. ....   AAA          6.52    10/8/02       2,547,902

  725  Associates
       Corp. ............   AA-          6.38    10/15/02        737,584
  390  Associates
       Corp. ............   AA-          6.50    10/15/02        396,748

  375  Du Pont (E.I.) de
       Nemours & Co......   AA-          6.75    10/15/02        382,846

3,875  Bank of America
       Corp. ............    A           7.50    10/15/02      3,967,320

  200  Merrill Lynch &
       Co., Inc. ........   AA-          8.30    11/1/02         205,302

2,500  General Electric
       Capital Corp. ....   AAA          5.35    11/18/02      2,539,927

  427  Bank of America
       Corp. ............    A           7.88    12/1/02         440,685

2,500  3M Co.(b)(d)......    AA          5.65    12/12/02      2,548,822
2,152  Citifinancial.....   AA-          5.88    1/15/03       2,203,007

2,125  Heller Financial,
       Inc. .............   AAA          6.40    1/15/03       2,176,920

1,333  Associates Corp.
       N.A. .............   AA-          6.88     2/1/03       1,377,100

1,360  Bank of America
       Corp. ............    A          10.00     2/1/03       1,434,792

3,250  Pitney Bowes......    AA          8.80    2/15/03       3,407,930

1,000  General Electric
       Capital Corp. ....   AAA          8.75    3/14/03       1,053,126
------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES                                       48,751,640
------------------------------------------------------------------------

VARIABLE MONEY MARKET CERTIFICATES(b)--8.8%

5,000  Canadian Imperial
       Bank of
       Commerce..........   AA-          1.79    5/20/02       4,999,974

2,500  Citicorp..........   AA-          1.98    8/13/02       2,499,763

3,500  Beta Finance,
       Inc. .............   AA-          1.84    1/15/03       3,499,742

2,500  Merrill Lynch &
       Co., Inc. ........   AA-          1.85     3/5/03       2,500,000

2,500  Merrill Lynch &
       Co., Inc. ........   AA-          1.82     5/2/03       2,500,000
------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                      15,999,479
------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

FACE                       STANDARD
VALUE                      & POOR'S   INTEREST   MATURITY
(000)     DESCRIPTION       RATING      RATE       DATE        VALUE
-----     -----------      --------   --------   --------   ------------
CERTIFICATES OF DEPOSIT--1.4%

2,500  Canadian Imperial
       Bank of
       Commerce(b)(c)(e)...  AA-         4.23%   5/22/02    $  2,499,986
------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                  2,499,986
------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $181,218,677)                               181,218,677(a)
Other assets and liabilities, net--0.8%                        1,527,481
                                                            ------------
NET ASSETS--100.0%                                          $182,746,158
                                                            ============

(a)
  Federal Income Tax Information: At April 30, 2002, the aggregate cost of securities was the same for book and tax purposes.
(b)
  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)
  The interest rate shown is the coupon rate.
(d)
  Callable. The maturity date shown is the call date.
(e)
  Yankee CD.
                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
 $181,218,677)                                         $181,218,677
Cash                                                        290,146
Receivables
 Interest                                                 1,481,172
 Fund shares sold                                           630,436
 Investment securities sold                                 120,047
Prepaid expenses                                                340
                                                       ------------
   Total assets                                         183,740,818
                                                       ------------
LIABILITIES
Payables
 Fund shares repurchased                                    740,811
 Dividend distribution                                       29,563
 Transfer agent fee                                          85,759
 Investment advisory fee                                     61,166
 Financial agent fee                                         16,775
 Distribution fee                                            11,842
 Trustees' fee                                                5,286
Accrued expenses                                             43,458
                                                       ------------
   Total liabilities                                        994,660
                                                       ------------
NET ASSETS                                             $182,746,158
                                                       ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $182,746,158
                                                       ------------
NET ASSETS                                             $182,746,158
                                                       ============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $164,640,643)                                          164,640,643
Net asset value and offering price per share                  $1.00
CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $16,016,994)                                            16,016,994
Net asset value and offering price per share                  $1.00
CLASS C
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $2,088,521)                                              2,088,521
Net asset value and offering price per share                  $1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                 $2,372,832
                                                         ----------
   Total investment income                                2,372,832
                                                         ----------
EXPENSES
Investment advisory fee                                     406,171
Distribution fee, Class B                                    65,200
Distribution fee, Class C                                    13,689
Financial agent fee                                         102,584
Transfer agent                                              250,251
Registration                                                 30,770
Custodian                                                    16,908
Professional                                                 13,983
Printing                                                     13,960
Trustees                                                     13,676
Miscellaneous                                                 5,355
                                                         ----------
   Total expenses                                           932,547
   Custodian fees paid indirectly                            (5,336)
                                                         ----------
   Net expenses                                             927,211
                                                         ----------
NET INVESTMENT INCOME                                    $1,445,621
                                                         ==========

                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                  Ended
                                                                 4/30/02       Year Ended
                                                               (Unaudited)      10/31/01
                                                              -------------   -------------
FROM OPERATIONS
 NET INVESTMENT INCOME (LOSS)                                 $   1,445,621   $   8,252,157
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, Class A                                  (1,373,573)     (7,573,400)
 Net investment income, Class B                                     (65,049)       (610,643)
 Net investment income, Class C                                      (6,999)        (68,114)
                                                              -------------   -------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (1,445,621)     (8,252,157)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (144,241,122 and 568,734,299
   shares, respectively)                                        144,241,122     568,734,299
 Net asset value of shares issued from reinvestment of
   distributions (1,333,860 and 7,097,325 shares,
   respectively)                                                  1,333,860       7,097,325
 Cost of shares repurchased (165,283,631 and 555,607,433
   shares, respectively)                                       (165,283,631)   (555,607,433)
                                                              -------------   -------------
Total                                                           (19,708,649)     20,224,191
                                                              -------------   -------------
CLASS B
 Proceeds from sales of shares (9,771,870 and 42,745,289
   shares, respectively)                                          9,771,870      42,745,289
 Net asset value of shares issued from reinvestment of
   distributions (58,698 and 519,812 shares, respectively)           58,698         519,812
 Cost of shares repurchased (15,840,683 and 39,854,233
   shares, respectively)                                        (15,840,683)    (39,854,233)
                                                              -------------   -------------
Total                                                            (6,010,115)      3,410,868
                                                              -------------   -------------
CLASS C
 Proceeds from sales of shares (7,448,595 and 15,650,107
   shares, respectively)                                          7,448,595      15,650,107
 Net asset value of shares issued from reinvestment of
   distributions (6,606 and 55,227 shares, respectively)              6,606          55,227
 Cost of shares repurchased (8,765,737 and 13,740,814
   shares, respectively)                                         (8,765,737)    (13,740,814)
                                                              -------------   -------------
Total                                                            (1,310,536)      1,964,520
                                                              -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (27,029,300)     25,599,579
                                                              -------------   -------------
 NET INCREASE (DECREASE) IN NET ASSETS                          (27,029,300)     25,599,579
NET ASSETS
 Beginning of period                                            209,775,458     184,175,879
                                                              -------------   -------------
 END OF PERIOD                                                $ 182,746,158   $ 209,775,458
                                                              =============   =============

                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/02        ----------------------------------------------------------------
                                                (UNAUDITED)          2001            2000          1999          1998        1997
Net asset value, beginning of period                $1.00           $1.00           $1.00         $1.00         $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                       0.007           0.042           0.054         0.044         0.049       0.048
                                                   ------            ----            ----          ----          ----        ----
     TOTAL FROM INVESTMENT OPERATIONS               0.007           0.042           0.054         0.044         0.049       0.048
                                                   ------            ----            ----          ----          ----        ----
LESS DISTRIBUTIONS
 Dividends from net investment income              (0.007)         (0.042)         (0.054)       (0.044)       (0.049)     (0.048)
                                                   ------            ----            ----          ----          ----        ----
Change in net asset value                              --              --              --            --            --          --
                                                   ------            ----            ----          ----          ----        ----
NET ASSET VALUE, END OF PERIOD                      $1.00           $1.00           $1.00         $1.00         $1.00       $1.00
                                                   ------            ----            ----          ----          ----        ----
                                                   ------            ----            ----          ----          ----        ----
Total return                                         0.74%(5)        4.23%           5.59%         4.47%         5.00%       4.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $164,641        $184,349        $164,125      $205,066      $195,292    $188,695
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                  0.85%(3)(4)     0.85%(1)(2)     0.80%(1)      0.77%(1)      0.73%       0.79%
 Net investment income                               1.51%(4)        4.12%           5.41%         4.41%         4.90%       4.76%

                                                                                     CLASS B
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/02        ----------------------------------------------------------------
                                                (UNAUDITED)          2001            2000          1999          1998        1997
Net asset value, beginning of period                $1.00           $1.00           $1.00         $1.00         $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                       0.004           0.034           0.047         0.036         0.041       0.040
                                                   ------            ----            ----          ----          ----        ----
     TOTAL FROM INVESTMENT OPERATIONS               0.004           0.034           0.047         0.036         0.041       0.040
                                                   ------            ----            ----          ----          ----        ----
LESS DISTRIBUTIONS
 Dividends from net investment income              (0.004)         (0.034)         (0.047)       (0.036)       (0.041)     (0.040)
                                                   ------            ----            ----          ----          ----        ----
Change in net asset value                              --              --              --            --            --          --
                                                   ------            ----            ----          ----          ----        ----
NET ASSET VALUE, END OF PERIOD                      $1.00           $1.00           $1.00         $1.00         $1.00       $1.00
                                                   ------            ----            ----          ----          ----        ----
                                                   ------            ----            ----          ----          ----        ----
Total return                                         0.37%(5)        3.46%           4.80%         3.69%         4.22%       4.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $16,017         $22,027         $18,616       $20,054       $19,978     $15,013
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                  1.60%(3)(4)     1.60%(1)(2)     1.56%(1)      1.52%(1)      1.48%       1.55%
 Net investment income                               0.75%(4)        3.28%           4.65%         3.66%         4.15%       4.02%

(1)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2)
  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.86% and 1.60% for Class A and Class B, respectively.
(3)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.84% and 1.59% for Class A and Class B, respectively.
(4)
  Annualized.
(5)
  Not annualized.
                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS C
                                                                --------------------------------------------------------------
                                                                                                                       FROM
                                                                SIX MONTHS                                           INCEPTION
                                                                   ENDED            YEAR ENDED OCTOBER 31            10/12/99
                                                                  4/30/02          -----------------------              TO
                                                                (UNAUDITED)         2001              2000           10/31/99
Net asset value, beginning of period                              $  1.00           $1.00            $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                       0.002           0.031            0.044             0.003
                                                                  -------          ------           ------            ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.002           0.031            0.044             0.003
                                                                  -------          ------           ------            ------
LESS DISTRIBUTIONS
 Dividends from net investment income                              (0.002)         (0.031)          (0.044)           (0.003)
                                                                  -------          ------           ------            ------
Change in net asset value                                              --              --               --                --
                                                                  -------          ------           ------            ------
NET ASSET VALUE, END OF PERIOD                                    $  1.00           $1.00            $1.00             $1.00
                                                                  =======          ======           ======            ======
Total return(1)                                                      0.24%(2)        3.19%            4.55%             0.19%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $ 2,089          $3,399           $1,435              $145
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                                                  1.84%(1)(3)     1.85%(3)(4)      1.83%(3)          1.82%(1)(3)
 Net investment income                                               0.51%(1)        2.90%            4.56%             3.95%(1)

(1)
  Annualized.
(2)
  Not annualized.
(3)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)
  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would not significantly differ.
                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                         INVESTMENTS AT APRIL 30, 2002
                                  (UNAUDITED)

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--0.1%
U.S. Treasury Bond 5.25%,
2/15/29...........................  AAA       $    750  $      700,137

U.S. TREASURY NOTES--1.9%
U.S. Treasury Note 4.625%,
5/15/06...........................  AAA         19,820      20,084,002
U.S. Treasury Note 5.75%,
8/15/10...........................  AAA          1,900       1,989,880
U.S. Treasury Note 4.875%,
2/15/12...........................  AAA          1,000         983,281
                                                        --------------
                                                            23,057,163
                                                        --------------
----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $23,675,040)                               23,757,300
----------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--5.1%

Fannie Mae 6.50%, 10/1/31.........  AAA          7,857       7,948,208

GNMA 6.50%, '23-'32...............  AAA         52,181      53,245,257
----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $59,723,807)                               61,193,465
----------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED SECURITIES--2.5%

Fannie Mae 5%, 1/15/07............  AAA         10,000      10,061,350
Fannie Mae 5.375%, 11/15/11.......  AAA          5,000       4,869,375
Fannie Mae 6.125%, 3/15/12........  AAA          5,000       5,138,425

FHLB 4.125%, 1/14/05..............  AAA          2,500       2,519,975

Freddie Mac 6.625%, 9/15/09.......  AAA          7,000       7,498,078
----------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,577,915)                               30,087,203
----------------------------------------------------------------------

MUNICIPAL BONDS--7.3%

CALIFORNIA--2.6%
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.50%, 10/1/19....................  AAA          1,100       1,110,923

Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.60%, 10/1/29....................  AAA          2,750       2,705,203

Fresno County Pension Obligation
6.21%, 8/15/06....................  AAA          1,000       1,041,590

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
CALIFORNIA--CONTINUED

Fresno County Pension Obligation
6.21%, 8/15/06....................  AAA       $  2,820  $    2,959,421

Kern County Pension Obligation
Revenue Taxable 7.26%, 8/15/14....  AAA          2,580       2,810,600

Los Angeles County Pension
Obligation Taxable Series A 8.49%,
6/30/04...........................  AAA          2,000       2,197,680

Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07...  AAA          1,915       2,061,306

Pasadena Pension Funding Revenue
Taxable Series A 7%, 5/15/08......  AAA          3,435       3,720,826

Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09...  AAA          2,500       2,697,525

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11...  AAA            565         616,618

San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08............................  AAA          1,530       1,650,610

Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13....  AAA          4,265       4,460,508

Ventura County Pension Obligation
Taxable 6.579%, 11/1/06...........  AAA          3,560       3,767,655
                                                        --------------
                                                            31,800,465
                                                        --------------

COLORADO--0.2%
Denver City and County School
District 01 Pension Taxable 6.76%,
12/15/07..........................  AAA          2,000       2,143,120

FLORIDA--1.4%
Miami Beach Special Obligation
Revenue Taxable 8.60%, 9/1/21.....  AAA         11,675      12,654,533

Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05...  AAA          1,970       2,013,951

University of Miami Exchangeable
Revenue Taxable Series 7.65%,
4/1/20............................  AAA          2,120       2,224,134
                                                        --------------
                                                            16,892,618
                                                        --------------

NEW JERSEY--0.4%
New Jersey Sports & Exposition
Authority Taxable Series A 6.75%,
3/1/12............................  AAA          5,000       5,190,800

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
NEW YORK--0.8%
New York State Taxable Series C
6.35%, 3/1/07.....................  AAA       $  8,790  $    9,136,853

OREGON--0.4%
Multnomah County Pension Revenue
Taxable 7.25%, 6/1/11............. Aaa(c)        3,000       3,251,850

Portland Pension Revenue Taxable
Series C 7.32%, 6/1/08............ Aaa(c)        1,000       1,089,310
                                                        --------------
                                                             4,341,160
                                                        --------------
PENNSYLVANIA--0.8%
Pittsburgh Pension Obligation
Taxable Series C 6.50%, 3/1/17....  AAA          9,245       9,326,171
                                                        --------------

TEXAS--0.7%
Dallas-Fort Worth International
Airport Facilities Improvement
Revenue Taxable
6.50%, 11/1/09....................  AAA          1,900       1,983,372

Dallas-Fort Worth International
Airport Facilities Improvement
Revenue Taxable 6.60%, 11/1/12....  AAA          5,750       5,946,995
                                                        --------------
                                                             7,930,367
                                                        --------------
----------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $83,240,872)                               86,761,554
----------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.2%

ANRC Auto Owner Trust 4.32%,
6/16/08...........................  AAA          9,250       9,323,941

Associates Manufactured Housing
Pass Through 97-2, A6 7.075%,
3/15/28...........................  AAA          3,000       3,172,773

Community Program Loan Trust
5.96%, 7/15/15....................  AAA          3,977       4,002,835

Green Tree Financial Corp. 96-7,
M1 7.70%, 10/15/27................  AA-          1,500       1,446,563

Premier Auto Trust 98-3, B
6.14%, 9/8/04.....................  AAA          4,000       4,003,643

WFS Financial Ownership Trust
00-C, A3 7.07%, 2/20/05...........  AAA          4,646       4,765,383
----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $26,592,068)                               26,715,138
----------------------------------------------------------------------

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------

CORPORATE BONDS--5.3%

AIRLINES--0.3%
Northwest Airlines Corp. 00-1
Class G 8.072%, 10/1/19...........  AAA       $  3,467  $    3,706,602

BANKS--0.5%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08...........................   A           3,000       3,096,927

Wachovia Corp. 5.625%, 12/15/08...   A-          3,000       2,943,294
                                                        --------------
                                                             6,040,221
                                                        --------------

BROADCASTING & CABLE TV--0.4%
Comcast Cable Communications, Inc.
7.125%, 6/15/13...................  BBB          2,000       1,931,400

CSC Holdings, Inc. 7.25%,
7/15/08...........................  BB+          2,665       2,516,591
                                                        --------------
                                                             4,447,991
                                                        --------------

CASINOS & GAMING--0.5%
MGM Mirage, Inc. 9.75%, 6/1/07....  BB+          1,650       1,819,125

Park Place Entertainment Corp.
9.375%, 2/15/07...................  BB+          4,000       4,290,000
                                                        --------------
                                                             6,109,125
                                                        --------------

CONSTRUCTION & FARM MACHINERY--0.2%
Cummins, Inc. 6.45%, 3/1/05.......  BBB-         2,060       2,079,879

CONSUMER FINANCE--0.2%
Household Finance Company 6.75%,
5/15/11...........................   A           2,500       2,475,000

DIVERSIFIED FINANCIAL SERVICES--0.2%
Pemex Master Trust 144A 7.875%,
2/1/09(b).........................  BBB-         2,000       2,057,500

ENVIRONMENTAL SERVICES--0.2%
Browning Ferris Industries 7.875%,
3/15/05...........................  BB-          2,195       2,226,516

GAS UTILITIES--0.3%
Amerigas Partner/Eagle 8.875%,
5/20/11...........................  BB+          3,000       3,135,000

HEALTH CARE DISTRIBUTORS & SERVICES--0.3%
AmerisourceBergen Corp. 8.125%,
9/1/08............................  BB-          3,000       3,195,000

HEALTH CARE FACILITIES--0.5%
HEALTHSOUTH Corp. 10.75%,
10/1/08...........................  BB+          2,500       2,812,500

Manor Care Inc. 7.50%, 6/15/06....  BBB          3,000       3,100,725
                                                        --------------
                                                             5,913,225
                                                        --------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
HOMEBUILDING--0.2%
Lennar Corp. 7.625%, 3/1/09.......  BB+       $  2,250  $    2,295,000

HOTELS--0.2%
Park Place Entertainment, Inc. 7%,
7/15/04...........................  BBB-         2,000       2,018,102

INDUSTRIAL CONGLOMERATES--0.1%
Tyco International Group 6.875%,
1/15/29...........................  BBB          1,750       1,301,790

INDUSTRIAL MACHINERY--0.3%
Itw Cupids Financial Trust I 144A
6.55%, 12/31/11(b)................  AA-          4,000       4,029,972

INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09...   B+            740         773,300

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Century Telephone Enterprises,
Inc. Series F 6.30%, 1/15/08......  BBB+         3,000       2,927,250

MARINE--0.2%
Teekay Shipping Corp. 8.32%,
2/1/08............................  BB+          2,640       2,772,000

PACKAGED FOODS--0.2%
Land O Lakes 144A 8.75%,
11/15/11(b).......................   BB          2,500       2,337,500

RAILROADS--0.1%
Union Pacific Corp 6.50%,
4/15/12...........................  BBB-         1,000       1,004,090

STEEL--0.1%
Allegheny Technologies 144A
8.375%, 12/15/11(b)...............  BBB+         1,000       1,034,910
----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $60,936,781)                               61,879,973
----------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.1%

CS First Boston Mortgage
Securities Corp. 97-C2, B 6.72%,
1/17/35........................... Aa(c)         9,000       9,452,475

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31....... Aaa(c)        3,000       3,099,765

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 7.58%, 3/13/28........  AAA          6,550       7,047,433

DLJ Mortgage Acceptance Corp.
97-CF2, A2 6.84%, 10/15/30........   AA            750         786,575

First Union - Lehman Brothers
Commercial Mortgage 97-C1, B
7.43%, 4/18/29.................... Aa(c)        11,807      12,690,248
G.E. Capital Mortgage Services,
Inc. 96-8, 1M 7.25%, 5/25/26......   AA          4,255       4,319,328

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------

GMAC Commercial Mortgage
Securities, Inc. 97-C2, B 6.703%,
4/16/29........................... Aa(c)      $  6,500  $    6,771,486

J.P. Morgan Chase Commercial
Mortgage Securities 01-CIBC, A3
6.26%, 3/15/33....................  AAA         12,015      12,276,927

LB Commercial Conduit Mortgage
Trust 98-C4, A1B 6.21%,
10/15/35..........................  AAA         10,060      10,347,122

LB Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%,
10/15/32.......................... Aaa(c)        4,855       5,254,404

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07...........................  AA+         10,825      11,527,540

Nationslink Funding Corp. 96-1, B
7.69%, 12/20/05...................  AAA          6,157       6,479,260

Prudential Home Mortgage
Securities 93-L, 2B3 6.641%,
12/25/23..........................  A(c)         2,817       2,841,235

Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26...........................  AAA          4,475       4,561,461

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26...........................  AAA          3,369       3,426,531

Residential Funding Mortgage
Securities I 96-S8, A4 6.75%,
3/25/11...........................  AAA          1,405       1,446,525

Securitized Asset Sales, Inc.
93-J, 2B 6.8%, 11/28/23........... AAA(c)        6,783       6,844,580
----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $105,079,546)                             109,172,895
----------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.7%

CHILE--0.4%
Republic of Chile 7.125%,
1/11/12...........................   A-          4,100       4,296,566

COLOMBIA--0.3%
Republic of Colombia 9.75%,
4/9/11............................  BBB          3,280       3,362,268

EL SALVADOR--0.6%
Republic of El Salvador 144A
9.50%, 8/15/06....................  BB+          7,000       7,665,000

MEXICO--2.0%
United Mexican States Global Bond
7.50%, 1/14/12....................  BBB-         1,000       1,015,500

United Mexican States Global Bond
8.125%, 12/30/19..................  BBB-        13,000      13,143,000

United Mexican States Global Bond
8.30%, 8/15/31....................  BBB-         9,850      10,056,850
                                                        --------------
                                                            24,215,350
                                                        --------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
POLAND--1.3%
Republic of Poland Bearer PDIB 6%,
10/27/14(d).......................  BBB+      $ 14,916  $   15,038,654

URUGUAY--0.1%
Republic of Uruguay 7.875%,
7/15/27...........................  BB+          2,320       1,461,600
----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $53,206,269)                               56,039,438
----------------------------------------------------------------------

FOREIGN CORPORATE BONDS--1.8%
CANADA--0.3%
Bowater Canada Finance
7.95%, 11/15/11...................  BBB          3,000       3,031,137
CAYMAN ISLANDS--0.8%
Pemex Finance Ltd. 7.33%,
5/15/12...........................  AAA          5,225       5,566,193

Petrobas International Finance,
9.75%, 7/6/11..................... Baa(c)        2,000       2,030,000
Petropower I Funding Trust 144A
7.36%, 2/15/14(b).................  BBB          2,174       1,993,662
                                                        --------------
                                                             9,589,855
                                                        --------------
CHILE--0.4%
Empresa Nacional de Electricidad
SA 8.50%, 4/1/09..................  BBB+         4,500       4,629,150
MEXICO--0.0%
Cemex SA de CV 144A
8.625%, 7/18/03(b)................  BBB-           500         526,500

NETHERLANDS--0.2%
HSBC Capital Funding LP 144A
9.547%, 12/29/49(b)...............   A-          2,000       2,341,698

TUNISIA--0.1%
Banque Cent de Tunisie 7.375%,
4/25/12...........................  BBB          1,200       1,185,000
----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,504,274)                               21,303,340
----------------------------------------------------------------------
TARGETED RETURN INDEX SECURITIES--0.5%
Lehman Brothers Targeted Return
Index Securities Trust Series
5-2002 144A 5.985%, 1/25/07(b)....  A(c)         3,500       3,448,130

Lehman Brothers Targeted Return
Index Securities Trust Series
5-2002 144A 6.84%, 1/15/12(b).....  A(c)         3,500       3,462,340
----------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $7,135,447)                                 6,910,470
----------------------------------------------------------------------

                                               SHARES       VALUE
                                              --------  --------------
PREFERRED STOCKS--0.6%
CONSUMER FINANCE--0.6%
Home Ownership Funding Corp. II
Pfd. 144A 13.338%(b)(d)...........              10,000  $    6,770,938
----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $6,989,365)                                 6,770,938
----------------------------------------------------------------------

COMMON STOCKS--55.3%
ADVERTISING--0.9%
Lamar Advertising Co. .....................    255,600      10,972,908

AEROSPACE & DEFENSE--1.6%
General Dynamics Corp. ....................    135,000      13,107,150
Northrop Grumman Corp. ....................     49,400       5,960,604
                                                        --------------
                                                            19,067,754
                                                        --------------
AIR FREIGHT & COURIERS--1.3%
FedEx Corp.(e).............................    140,100       7,238,967
United Parcel Service, Inc. Class B........    138,400       8,309,536
                                                        --------------
                                                            15,548,503
                                                        --------------
BANKS--3.8%
Bank of America Corp. .....................    224,800      16,293,504
Bank of New York Co., Inc. (The)...........    159,400       5,832,446
FleetBoston Financial Corp. ...............    300,400      10,604,120
Wells Fargo & Co. .........................    234,900      12,015,135
                                                        --------------
                                                            44,745,205
                                                        --------------
BROADCASTING & CABLE TV--1.4%
Clear Channel Communications, Inc.(e)......    287,400      13,493,430
Liberty Media Corp. Class A(e).............    333,400       3,567,380
                                                        --------------
                                                            17,060,810
                                                        --------------
COMPUTER HARDWARE--1.1%
International Business Machines Corp. .....    151,900      12,723,144

DATA PROCESSING SERVICES--1.7%
The BISYS Group, Inc. .....................    277,000       9,473,400
Fiserv, Inc.(e)............................    250,700      11,146,122
                                                        --------------
                                                            20,619,522
                                                        --------------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The).....................    198,600       6,315,480

DIVERSIFIED COMMERCIAL SERVICES--0.9%
Cendant Corp.(e)...........................    570,000      10,254,300

DIVERSIFIED FINANCIAL SERVICES--4.4%
Citigroup, Inc. ...........................    478,801      20,732,082
Freddie Mac................................    109,400       7,149,290
J.P. Morgan Chase & Co. ...................    207,000       7,265,700
Morgan Stanley Dean Witter & Co. ..........    291,800      13,924,696
Stilwell Financial, Inc. ..................    127,900       2,731,944
                                                        --------------
                                                            51,803,712
                                                        --------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                                               SHARES       VALUE
                                              --------  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Tech Data Corp.(e).........................    185,600  $    8,786,304

EXCHANGE TRADED FUNDS--1.3%
S&P 500 Depository Receipts................    143,500      15,477,910

GAS UTILITIES--0.5%
El Paso Corp. .............................    142,200       5,688,000

GENERAL MERCHANDISE STORES--1.2%
Wal-Mart Stores, Inc. .....................    246,500      13,769,490

HEALTH CARE DISTRIBUTORS & SERVICES--3.4%
Cardinal Health, Inc. .....................    119,200       8,254,600
McKesson Corp. ............................    571,300      23,074,807
Omnicare, Inc. ............................    321,900       8,607,606
                                                        --------------
                                                            39,937,013
                                                        --------------
HEALTH CARE EQUIPMENT--0.9%
Bard (C.R.), Inc. .........................    122,700       6,741,138
Beckman Coulter, Inc. .....................     78,800       3,764,276
                                                        --------------
                                                            10,505,414
                                                        --------------
HEALTH CARE FACILITIES--1.2%
HCA, Inc. .................................     97,800       4,673,862
HEALTHSOUTH Corp. .........................    249,900       3,773,490
Manor Care, Inc.(e)........................    251,600       6,451,024
                                                        --------------
                                                            14,898,376
                                                        --------------

INDUSTRIAL CONGLOMERATES--2.1%
General Electric Co. ......................    543,600      17,150,580
Tyco International Ltd. ...................    410,201       7,568,204
                                                        --------------
                                                            24,718,784
                                                        --------------
INTEGRATED OIL & GAS--3.2%
ChevronTexaco Corp. .......................    155,800      13,509,418
Conoco, Inc. ..............................    182,000       5,105,100
Exxon Mobil Corp. .........................    330,200      13,264,134
Phillips Petroleum Co. ....................    114,200       6,830,302
                                                        --------------
                                                            38,708,954
                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
BellSouth Corp. ...........................    227,300       6,898,555
SBC Communications, Inc. ..................    367,100      11,402,126
Verizon Communications, Inc. ..............    250,700      10,055,577
                                                        --------------
                                                            28,356,258
                                                        --------------

MANAGED HEALTH CARE--0.6%
Caremark Rx, Inc.(e).......................    358,700       7,712,050
MOVIES & ENTERTAINMENT--1.7%
AOL Time Warner, Inc.(e)...................    388,200       7,383,564
Viacom, Inc. Class B(e)....................    284,300      13,390,530
                                                        --------------
                                                            20,774,094
                                                        --------------


                                               SHARES       VALUE
                                              --------  --------------

MULTI-LINE INSURANCE--1.6%
American International Group, Inc. ........    282,300  $   19,512,576

MULTI-UTILITIES--0.9%
Duke Energy Corp. .........................    286,000      10,962,380

NETWORKING EQUIPMENT--0.8%
Cisco Systems, Inc.(e).....................    686,200      10,052,830

OFFICE SERVICES & SUPPLIES--0.3%
Miller (Herman), Inc. .....................    166,700       4,072,481

OIL & GAS DRILLING--0.2%
Transocean Sedco Forex, Inc. ..............     51,699       1,835,315

OIL & GAS EQUIPMENT & SERVICES--0.4%
Baker Hughes, Inc. ........................     72,400       2,728,032
Schlumberger Ltd. .........................     37,100       2,031,225
                                                        --------------
                                                             4,759,257
                                                        --------------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Anadarko Petroleum Corp. ..................    101,600       5,468,112
Devon Energy Corp. ........................    175,000       8,629,250
                                                        --------------
                                                            14,097,362
                                                        --------------

PACKAGED FOODS--0.3%
Dean Foods Inc. ...........................    107,400       3,975,948

PAPER PRODUCTS--0.4%
International Paper Co. ...................    104,000       4,308,720

PHARMACEUTICALS--2.8%
King Pharmaceuticals, Inc.(e)..............    309,500       9,699,730
Pfizer, Inc. ..............................    517,400      18,807,490
Pharmacia Corp. ...........................    115,000       4,741,450
                                                        --------------
                                                            33,248,670
                                                        --------------

SEMICONDUCTOR EQUIPMENT--2.1%
Applied Materials, Inc.(e).................    343,600       8,356,352
Credence Systems Corp.(e)..................    116,600       2,359,984
Lam Research Corp.(e)......................    329,400       8,452,404
Novellus Systems, Inc.(e)..................     59,000       2,796,600
Teradyne, Inc.(e)..........................    110,000       3,624,500
                                                        --------------
                                                            25,589,840
                                                        --------------

SEMICONDUCTORS--1.6%
Altera Corp.(e)............................    291,500       5,993,240
Fairchild Semiconductor Corp. Class A......    207,500       5,590,050
Intel Corp. ...............................    144,500       4,134,145
Micron Technology, Inc.(e).................    130,400       3,090,480
                                                        --------------
                                                            18,807,915
                                                        --------------

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                                               SHARES       VALUE
                                              --------  --------------
SOFT DRINKS--3.2%
Coca-Cola Co. (The)........................    441,700  $   24,518,767
PepsiCo, Inc. .............................    273,800      14,210,220
                                                        --------------
                                                            38,728,987
                                                        --------------

SYSTEMS SOFTWARE--2.2%
Microsoft Corp.(e).........................    496,600      25,952,316

TELECOMMUNICATIONS EQUIPMENT--0.5%
Harris Corp. ..............................    155,000       5,612,550
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $568,760,567)                             659,961,132
----------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.4%

TELECOMMUNICATIONS EQUIPMENT--0.4%
Nokia Oyj ADR (Finland)....................    292,900       4,762,554
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,597,172)                                 4,762,554
----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.8%
(IDENTIFIED COST $1,052,019,123)                         1,155,315,400
----------------------------------------------------------------------
                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)
                                   --------   --------
SHORT-TERM OBLIGATIONS--3.2%

COMMERCIAL PAPER--3.2%
Alcoa, Inc. 1.72%, 5/1/02.........  A-1       $  5,915       5,915,000
Enterprise Funding Corp. 1.90%,
5/1/02............................  A-1+         1,435       1,435,000

                                   STANDARD     PAR
                                   & POOR'S    VALUE
                                    RATING     (000)        VALUE
                                   --------   --------  --------------
COMMERCIAL PAPER--CONTINUED

Pitney Bowes Credit Corp. 1.70%,
5/2/02............................  A-1+      $    575  $      574,973

Marsh & McLennan Co., Inc. 1.77%,
5/3/02............................  A-1+         3,590       3,589,647

Rwe AG 1.73%, 5/6/02..............  A-1+         2,801       2,800,327

Special Purpose Accounts
Receivable Corp. 1.80%, 5/8/02....  A-1          6,420       6,417,753

Special Purpose Accounts
Receivable Corp. 1.87%, 5/8/02....  A-1          5,000       4,998,182

Abbott Laboratories 1.72%,
5/10/02...........................  A-1+           660         659,716

Marsh & McLennan Co., Inc. 1.75%,
5/16/02...........................  A-1+           975         974,289

Procter & Gamble Co. 1.75%,
5/16/02...........................  A-1+         7,525       7,519,513

Receivables Capital Corp. 1.78%,
5/28/02...........................  A-1+         1,337       1,335,215

Goldman Sachs Group, Inc. 1.82%,
5/29/02...........................  A-1+         2,500       2,496,617
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $38,716,076)                           $   38,716,232
----------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,090,735,199)                         1,194,031,632(a)
Other assets and liabilities, net--0.0%       $               (150,495)
                                                        --------------
NET ASSETS--100.0%                                      $1,193,881,137
                                                        ==============

(a)
  Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $142,682,338 and gross depreciation of $40,444,960 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $1,091,794,254.
(b)
  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $35,668,150 or 3.0% of net assets.
(c)
  As rated by Moody's, or Fitch.
(d)
  Variable or step coupon security; interest rate reflects the rate currently in effect.
(e)
  Non-income producing.
                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
 $1,090,735,199)                                      $1,194,031,632
Cash                                                           1,658
Receivables
 Interest and dividends                                    6,551,653
 Investment securities sold                                3,746,431
 Fund shares sold                                            322,127
Prepaid expenses                                               4,877
                                                      --------------
   Total assets                                        1,204,658,378
                                                      --------------
LIABILITIES
Payables
 Investment securities purchased                           8,679,212
 Fund shares repurchased                                     885,356
 Investment advisory fee                                     541,754
 Transfer agent fee                                          252,737
 Distribution fee                                            271,097
 Financial agent fee                                          37,894
 Trustees' fee                                                 5,286
 Payable to adviser                                            2,411
Accrued expenses                                             101,494
                                                      --------------
   Total liabilities                                      10,777,241
                                                      --------------
NET ASSETS                                            $1,193,881,137
                                                      ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest      $1,108,795,013
Undistributed net investment income                        2,527,372
Accumulated net realized loss                            (20,737,681)
Net unrealized appreciation                              103,296,433
                                                      --------------
NET ASSETS                                            $1,193,881,137
                                                      ==============
CLASS A
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $1,161,016,090)                                          81,768,337
Net asset value per share                                     $14.20
Offering price per share $14.2/(1-5.75%)                      $15.07
CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization (Net Assets
 $32,865,047)                                              2,322,162
Net asset value and offering price per share                  $14.15

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                $ 17,077,948
Dividends                                                  4,134,899
Security lending                                              13,969
Foreign taxes withheld                                       (10,392)
                                                        ------------
   Total investment income                                21,216,424
                                                        ------------
EXPENSES
Investment advisory fee                                    3,343,124
Distribution fee, Class A                                  1,505,978
Distribution fee, Class B                                    166,444
Financial agent fee                                          225,270
Transfer agent                                               868,898
Custodian                                                     74,135
Printing                                                      60,967
Professional                                                  20,090
Registration                                                  16,402
Trustees                                                      13,676
Miscellaneous                                                 23,681
                                                        ------------
   Total expenses                                          6,318,665
   Custodian fees paid indirectly                               (581)
                                                        ------------
   Net expenses                                            6,318,084
                                                        ------------
NET INVESTMENT INCOME                                     14,898,340
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                           (1,645,763)
Net change in unrealized appreciation (depreciation)
 on investments                                           (3,166,173)
                                                        ------------
NET LOSS ON INVESTMENTS                                   (4,811,936)
                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 10,086,404
                                                        ============

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Six Months
                                                                  Ended
                                                                 4/30/02          Year Ended
                                                               (Unaudited)         10/31/01
                                                              --------------    --------------
FROM OPERATIONS
 Net investment income (loss)                                 $   14,898,340    $   34,306,800
 Net realized gain (loss)                                         (1,645,763)      (17,299,413)
 Net change in unrealized appreciation (depreciation)             (3,166,173)      (78,457,337)
                                                              --------------    --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     10,086,404       (61,449,950)
                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, Class A                                  (15,177,724)      (40,274,081)
 Net investment income, Class B                                     (299,208)         (684,738)
 Net realized long-term gains, Class A                                    --      (154,319,557)
 Net realized long-term gains, Class B                                    --        (3,860,411)
 Net realized short-term gains, Class A                                   --       (11,955,172)
 Net realized short-term gains, Class B                                   --          (299,143)
                                                              --------------    --------------
 DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (15,476,932)     (211,393,102)
                                                              --------------    --------------
FROM SHARE TRANSACTIONS
CLASS A
 Proceeds from sales of shares (1,582,037 and 2,842,905
   shares, respectively)                                          23,048,728        42,321,489
 Net asset value of shares issued from reinvestment of
   distributions (934,784 and 13,331,569 shares,
   respectively)                                                  13,731,128       193,744,594
 Cost of shares repurchased (5,340,846 and 12,317,322
   shares, respectively)                                         (77,963,631)     (185,579,723)
                                                              --------------    --------------
Total                                                            (41,183,775)       50,486,360
                                                              --------------    --------------
CLASS B
 Proceeds from sales of shares (269,108 and 535,704 shares,
   respectively)                                                   3,920,791         7,914,361
 Net asset value of shares issued from reinvestment of
   distributions (18,390 and 314,606 shares, respectively)           269,396         4,563,388
 Cost of shares repurchased (246,483 and 580,244 shares,
   respectively)                                                  (3,587,616)       (8,622,642)
                                                              --------------    --------------
Total                                                                602,571         3,855,107
                                                              --------------    --------------
 INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       (40,581,204)       54,341,467
                                                              --------------    --------------
 NET INCREASE (DECREASE) IN NET ASSETS                           (45,971,732)     (218,501,585)
NET ASSETS
 Beginning of period                                           1,239,852,869     1,458,354,454
                                                              --------------    --------------
 END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
   INCOME OF $2,527,372 AND $3,105,964, RESPECTIVELY]         $1,193,881,137    $1,239,852,869
                                                              ==============    ==============

                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                                      YEAR ENDED OCTOBER 31
                                   4/30/02         ------------------------------------------------------------------------------
                                 (UNAUDITED)             2001             2000             1999             1998             1997
Net asset value, beginning of
 period                              $14.27            $17.63           $17.92           $16.29           $18.07           $17.56
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss)          0.18              0.41             0.47             0.40             0.42             0.48
 Net realized and unrealized
   gain (loss)                        (0.07)            (1.20)            0.77             2.25             0.90             2.38
                                      -----              ----             ----             ----             ----             ----
     TOTAL FROM INVESTMENT
       OPERATIONS                      0.11             (0.79)            1.24             2.65             1.32             2.86
                                      -----              ----             ----             ----             ----             ----
LESS DISTRIBUTIONS
 Dividends from net investment
   income                             (0.18)            (0.48)           (0.44)           (0.39)           (0.40)           (0.48)
 Dividends from net realized
   gains                                 --             (1.86)           (1.09)           (0.63)           (2.70)           (1.87)
 In excess of net realized
   gains                                 --             (0.23)              --               --               --               --
                                      -----              ----             ----             ----             ----             ----
     TOTAL DISTRIBUTIONS              (0.18)            (2.57)           (1.53)           (1.02)           (3.10)           (2.35)
                                      -----              ----             ----             ----             ----             ----
Change in net asset value             (0.07)            (3.36)           (0.29)            1.63            (1.78)            0.51
                                      -----              ----             ----             ----             ----             ----
NET ASSET VALUE, END OF PERIOD        14.20            $14.27           $17.63           $17.92           $16.29           $18.07
                                      -----              ----             ----             ----             ----             ----
                                      -----              ----             ----             ----             ----             ----
Total return(1)                        0.75%(4)         (4.46)%           7.13%           16.73%            8.68%           18.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                     $1,161,016        $1,207,395       $1,423,113       $1,561,026       $1,548,475       $1,702,385
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses                    1.00%(2)(3)       1.00%(2)         1.00%(2)         0.97%(2)         0.97%            0.98%
 Net investment income                 2.43%(3)          2.58%            2.55%            2.19%            2.41%            2.65%
Portfolio turnover rate                  25%(4)            45%              50%              57%             138%             206%

                                                                             CLASS B
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                                      YEAR ENDED OCTOBER 31
                                   4/30/02         ------------------------------------------------------------------------------
                                 (UNAUDITED)             2001             2000             1999             1998             1997
Net asset value, beginning of
 period                              $14.23            $17.52           $17.85           $16.25           $18.04           $17.54
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss)          0.12              0.30             0.33             0.27             0.30             0.35
 Net realized and unrealized
   gain (loss)                        (0.07)            (1.18)            0.77             2.24             0.90             2.37
                                      -----              ----             ----             ----             ----             ----
     TOTAL FROM INVESTMENT
       OPERATIONS                      0.05             (0.88)            1.10             2.51             1.20             2.72
                                      -----              ----             ----             ----             ----             ----
LESS DISTRIBUTIONS
 Dividends from net
   investment income                  (0.13)            (0.32)           (0.34)           (0.28)           (0.29)           (0.35)
 Dividends from net realized
   gains                                 --             (1.86)           (1.09)           (0.63)           (2.70)           (1.87)
 In excess of net realized
   gains                                 --             (0.23)              --               --               --               --
                                      -----              ----             ----             ----             ----             ----
     TOTAL DISTRIBUTIONS              (0.13)            (2.41)           (1.43)           (0.91)           (2.99)           (2.22)
                                      -----              ----             ----             ----             ----             ----
Change in net asset value             (0.08)            (3.29)           (0.33)            1.60            (1.79)            0.50
                                      -----              ----             ----             ----             ----             ----
NET ASSET VALUE, END OF
 PERIOD                              $14.15            $14.23           $17.52           $17.85           $16.25           $18.04
                                      -----              ----             ----             ----             ----             ----
                                      -----              ----             ----             ----             ----             ----
Total return(1)                        0.32%(4)         (5.10)%           6.29%           15.84%            7.91%           17.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (thousands)                        $32,865           $32,457          $35,242          $38,613          $32,988          $30,216
RATIO TO AVERAGE NET ASSETS
 OF:
 Operating expenses                    1.75%(2)(3)       1.75%(2)         1.75%(2)         1.72%(2)         1.72%            1.73%
 Net investment income                 1.68%(3)          1.83%            1.80%            1.45%            1.66%            1.90%
Portfolio turnover rate                  25%(4)            45%              50%              57%             138%             206%

(1)
  Maximum sales charge is not reflected in total return calculation.
(2)
  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)
  Annualized
(4)
  Not annualized
                       See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund has distinct investment objectives. The Core Bond Fund is a diversified fund and seeks to provide both current income and capital appreciation. The Aggressive Growth Fund is a diversified Fund and seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund is a diversified Fund and seeks a long-term appreciation of capital. The High Yield Fund is a diversified Fund and seeks to provide high current income. The Money Market Fund is a diversified Fund and seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund is a diversified Fund and seeks to provide reasonable income, long-term capital growth and conservation of capital.

   Each Fund offers both Class A and Class B shares and, additionally, Core Bond Fund, Aggressive Growth Fund, High Yield Fund, and Money Market Fund offer Class C shares. Class A shares of Aggressive Growth Fund, Capital Growth Fund and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2002, the total value of these securities represented approximately 7% and 11% of net assets of Core Bond Fund and High Yield Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective November 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Trust's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   Each of the Funds, except the Core Bond Fund and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

H. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. OPTIONS:

   The Trust, except for the Core Bond Fund and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund, except for the Core Bond Fund and Money Market Fund, may purchase options which are included in the funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2002, the Trust had no options.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. FORWARD CONTRACT LOAN TRANSACTIONS:

   The Trust may use forward contract loan transactions to gain exposure to the syndicated loan market. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the underlying loans.

L. SWAP AGREEMENTS:

   The Funds, except the Core Bond Fund and Money Market Fund, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the funds with another party of their respective commitments to pay or receive interest or foreign currency. (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the funds custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

   At April 30, 2002, the High Yield Fund had the following swap agreements outstanding:

                                                              Unrealized
                                                             Appreciation
Notional Amount                                             (Depreciation)
---------------                                             --------------
Credit Default Swaps
  $5,000,000      Agreement with Goldman Sachs
                  International dated February 20, 2001,
                  terminating on April 15, 2009, to receive
                  4% per year times the notional amount.
                  The fund pays only upon a default event
                  of Telewest Communications PLC, the
                  notional amount times the difference
                  between the reference price and the
                  market value of Telewest Communications
                  plc 0% bond due April 15, 2009             $(2,050,000)
  $3,000,000      Agreement with Deutsche Bank dated
                  January 15, 2002, terminating on February
                  15, 2004, to receive 7% per year times
                  the notional amount. The fund pays only
                  upon a default event of Calpine Corp.,
                  the notional amount times the difference
                  between the par value and the market
                  value of Calpine Corp. 4% bond due
                  December 26, 2006                          $  (239,000)
  $3,000,000      Agreement with Deutsche Bank dated March
                  27, 2002, terminating on March 27, 2007,
                  to receive 5.35% per year times the
                  notional amount. The fund pays only upon
                  a default event of The Gap, Inc., the
                  notional amount times the difference
                  between the par value and the market
                  value of The Gap, Inc. 6.90% bond due
                  September 15, 2007                         $   (62,000)
 $(3,000,000)     Agreement with Deutsche Bank dated March
                  27, 2002, terminating on March 27, 2007,
                  to pay 3.35% per year times the notional
                  amount. The fund receives only upon a
                  default event of Toys "R" Us, Inc., the
                  notional amount times the difference
                  between the par value and the market
                  value of Toys "R" Us, Inc., 7.625% bond
                  due August 1, 2011                         $   (24,000)
  $3,000,000      Agreement with Deutsche Bank dated
                  November 9, 2001, terminating on June 1,
                  2004, to receive 6.25% per year times the
                  notional amount. The fund pays only upon
                  a default event of The Shaw Group, Inc.,
                  the notional amount times the difference
                  between the par value and the market
                  value of The Shaw Group, Inc. 0% bond due
                  May 1, 2021                                $   (14,000)
 $(2,000,000)     Agreement with Deutsche Bank dated March
                  18, 2002, terminating on March 18, 2005,
                  to pay 1.95% per year times the notional
                  amount. The fund receives only upon a
                  default event of Bulgaria Reg'd IAB, the
                  notional amount times the difference
                  between the par value and the market
                  value of Bulgaria Reg'd IAB 2.8125% bond
                  due July 28, 2011                          $    (5,000)

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

                                                              Unrealized
                                                             Appreciation
Notional Amount                                             (Depreciation)
---------------                                             --------------
 $(3,000,000)     Agreement with Goldman Sachs
                  International dated March 28, 2002,
                  terminating on March 28, 2005, to pay
                  1.90% per year times the notional amount.
                  The fund receives only upon a default
                  event of Lennar Corp., the notional
                  amount times the difference between the
                  par value and the market value of Lennar
                  Corp. 9.95% bond due May 1, 2010           $     3,000
 $(2,000,000)     Agreement with Morgan Stanley Credit
                  Products Ltd. dated March 18, 2002,
                  terminating on March 18, 2007, to pay
                  2.15% per year times the notional amount.
                  The fund receives only upon a default
                  event of Tricon Global Restaurants, Inc.,
                  the notional amount times the difference
                  between the par value and the market
                  value of Tricon Global Restaurants, Inc.
                  7.45% bond due May 15, 2005                $     4,000
$(40,000,000)     Agreement with Deutsche Bank AG dated
                  December 19, 2001, terminating October
                  28, 2006, to pay 0.70% per year times the
                  notional amount. The fund receives only
                  upon reaching a threshold aggregate loss
                  amount of USD 11,282,051, the notional
                  amount times the difference between the
                  reference amount and the market value of
                  the defaulted reference obligation
                  included as part of a 72 member basket.
                  At 30 April 2002, the aggregate loss
                  amount was USD 1,307,692                   $         0
                                                             -----------
                                                             $(2,387,000)
                                                             ===========

M. HIGH YIELD DEBT INDEX SECURITIES TARGETED RETURN INDEX SECURITIES, AND TRADED CUSTODY RECEIPTS:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of high yield debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   High yield debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield credits. Certain baskets may be purchased on an unfunded basis such that the Trust receives interest payments based upon the notional amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit index which is a component of the Lehman Brothers U.S. Aggregate Index.

   Traded custody receipts are custody receipts, which represent an ownership interest in an equal par-weighted portfolio of 35, benchmark U.S. corporate bonds.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., which is an indirect wholly-owned subsidiary of PNX, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate fund:

                                             1st $1     $1-2       $2+
                                             Billion   Billion   Billion
                                             -------   -------   -------
Core Bond Fund.............................   0.45%     0.40%     0.35%
Capital Growth Fund........................   0.70%     0.65%     0.60%
High Yield Fund............................   0.65%     0.60%     0.55%
Money Market Fund..........................   0.40%     0.35%     0.30%
Balanced Fund..............................   0.55%     0.50%     0.45%

                                           1st $50   $50-500    $500+
                                           Million   Million   Million
                                           -------   -------   -------
Aggressive Growth Fund...................   0.90%     0.80%     0.70%

   Prior to November 30, 2000, the Aggressive Growth Fund paid the Adviser a monthly investment management fee at the annual rates of 0.70% of the average daily net assets up to $1 billion, 0.65% of the average daily net assets between $1 billion and $2 billion, and 0.60% of the average daily net assets over $2 billion.

   DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining funds within the Trust.

   The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares, 1.60% for Class B shares and 1.85% for Class C shares of the average of the aggregate daily net asset value.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

   Roger Engemann & Associates, Inc. ("REA") is the subadvisor to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Aggressive Growth Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

   Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $121,297 for Class A shares, deferred sales charges of $288,518 for Class B shares and $1,662 for Class C shares, for the six months ended April 30, 2002. In addition, each Fund except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2002, $1,112,185 was retained by the Distributor, $3,138,007 was paid to unaffiliated participants, and $383,790 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   For the six months ended April 30, 2002, the Trust paid PXP Securities Corp., a wholly owned subsidiary of Phoenix Investment Partners Ltd., brokerage commissions of $42,508 in connection with portfolio transactions effected by it.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended April 30, 2002, financial agent fees were $865,206, of which PEPCO received $109,822. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company ("State Street") as sub-transfer agent. For the six months ended April 30, 2002, transfer agent fees were $3,445,786 of which PEPCO retained $1,464,239.

   At April 30, 2002, PNX and affiliates held Trust shares which aggregated the following:

                                                          Aggregate
                                                          Net Asset
                                               Shares       Value
                                              ---------   ----------
Core Bond Fund, Class A.....................        400   $    3,593
Core Bond Fund, Class C.....................     12,907      115,520
Aggressive Growth Fund, Class B.............     12,467      155,458
Aggressive Growth Fund, Class C.............      5,133       63,963
High Yield Fund, Class A....................        636        3,290
Money Market Fund, Class A..................  9,592,848    9,592,848
Money Market Fund, Class C..................    108,337      108,337

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended April 30, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                         Purchases         Sales
                                        ------------   --------------
Core Bond Fund........................  $ 12,527,658   $    6,325,746
Aggressive Growth Fund................   260,091,167      277,446,747
Capital Growth Fund...................   948,576,589    1,053,364,326
High Yield Fund.......................   157,453,194      152,860,192
Balanced Fund.........................   218,990,332      254,755,493

   Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2002, aggregated the following:

                                            Purchases       Sales
                                           -----------   -----------
Core Bond Fund...........................  $43,164,184   $48,788,532
Balanced Fund............................   81,017,581    48,733,923

4. FORWARD CURRENCY CONTRACTS

   As of April 30, 2002 the High Yield Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                         Net
                                                                      Unrealized
                                         Settlement                  Appreciation
Contract to receive   In Exchange for       Date         Value      (Depreciation)
-------------------   ----------------   ----------   -----------   --------------
  US$  11,187,500     Euros 12,500,000     5/2/02     $11,259,884      $(72,384)
  US$     443,365     Euros    500,000     5/2/02         450,395        (7,030)
  Euros 5,500,000     US$    4,918,650     5/2/02       4,954,349        35,699
  Euros 2,000,000     US$    1,783,300     5/2/02       1,801,581        18,281
  Euros 1,500,000     US$    1,301,025     5/2/02       1,351,186        47,161
  Euros 4,000,000     US$    3,523,040     5/2/02       3,603,163        80,123
  US$     885,470     Euros  1,000,000    7/25/02         897,022       (11,552)
                                                                       --------
Total............................................................      $ 90,298
                                                                       ========

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

6. CAPITAL LOSS CARRYOVERS

   The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                          Core                        Capital
Expiration                Bond        Aggressive       Growth       High Yield     Balanced
Date                      Fund       Growth Fund        Fund           Fund          Fund
----                   -----------   ------------   ------------   ------------   -----------
2002.................  $ 4,084,443   $         --   $         --   $ 14,103,053   $        --
2003.................           --             --             --     46,929,335            --
2004.................    2,433,827             --             --             --            --
2006.................           --             --             --      1,533,950            --
2007.................    6,429,814             --             --     38,223,988            --
2008.................    8,192,129             --             --     27,836,215            --
2009.................           --    127,300,748    396,211,833     66,603,160    18,032,864
                       -----------   ------------   ------------   ------------   -----------
Total................  $21,140,213   $127,300,748   $396,211,833   $195,229,701   $18,032,864
                       ===========   ============   ============   ============   ===========

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Trust's record and other pertinent information.

                 (This page has been left blank intentionally.)

PHOENIX SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Malcolm Axon, Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Paul A. Lefurgey, Vice President
James E. Mair, Vice President
Timothy P. Norman, Vice President
Julie L. Sapia, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary
 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Bond Fund)
55 East Monroe Street
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services          1-800-243-1574
Advisor Consulting Group                             1-800-243-4361
Text Telephone                                       1-800-243-1926
Web site                                              WWW.PHOENIXINVESTMENTS.COM

                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                    BOWNE
                                                           Fulfillment Solutions

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.PhoenixInvestments.com.



PXP 395 (6/02)